N-2	Apr. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001911795
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-262811
Investment Company Act File Number	811-23781
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	4
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	6
Entity Registrant Name	PIMCO California Flexible Municipal Income Fund
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	844
Local Phone Number	312-2113
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Apr. 30, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (
fees paid directly from
your investment
):

	Institutional Class	Class A-1	Class A-2	Class A-3	Class A-4
Maximum Initial Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None (1)	None (1)	3.00%	None (1)	3.00%
Maximum Early Withdrawal Charge (Load) (as a percentage of the lower of the original purchase price or repurchase price)	None	None	1.00%	None	1.00%
Dividend Reinvestment Fees	None	None	None	None	None
1
While neither the Fund nor the Distributor impose an initial sales charge, if you buy
Institutional Class, Class A-1 or Class A-3 Common Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (
as a percentage of Net
Assets Attributable to Common Shares
(reflecting leverage
attributable to Preferred Shares representing approximately
18.30
% of the Fund’s total managed assets)):

	Institutional Class	Class A-1	Class A-2	Class A-3	Class A-4
Management Fees (1)	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees	N/A	0.50%	0.50%	0.75%	0.75%
Dividend and Other Costs on Preferred Shares (2) (3)	1.01%	1.01%	1.01%	1.01%	1.01%
Other Expenses (4)	0.11%	0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses (Underlying Fund Expenses) (5)	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	2.14%	2.64%	2.64%	2.89%	2.89%
Fee Waiver and/or Expense Reimbursement (6)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (2)	2.13%	2.63%	2.63%	2.88%	2.88%
1
Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.75% of the Fund’s total managed assets. The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see
“Management of the Fund - Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets.”
2
“Dividend and Other Costs on Preferred Shares” will be borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, estimated Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are
1.12
%,
1.62
%,
1.62
%,
1.87
% and
1.87
% for Institutional Class, Class A-1, Class A-2,
Class
A-3 and Class A-4 shares, respectively.
3
“Dividend and Other Costs on Preferred Shares” reflect the Fund’s Preferred Shares in an amount representing approximately
18.30
% of the Fund's total managed assets, at
an estimated annual dividend cost to the Fund of
4.57
% (based on estimated
Preferred Share dividend rates as of December 31,
2025
), and including the
amortization of Preferred Share offering costs of $
360,000
over the three-year term of
the Preferred Shares. The actual dividend rate paid on any Preferred Shares issued by the Fund will vary over time in accordance with variations in market interest rates. See
“Use of Leverage” and “Description of Capital Structure.” Dividend and Other Costs
on Preferred Shares are borne directly by the Fund and will be reflected in the Fund's financial statements.
4
“Other Expenses” are based on estimated amounts for the current fiscal year.
5
Acquired Fund Fees and Expenses are based on the expense ratios of the other investment companies in which the Fund invests, which may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired
Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
6
PIMCO has contractually agreed, through May 2,
2027
, to waive its management fee,
or reimburse the Fund, to the extent that organizational expenses and pro rata
Trustees’ fees exceed 0.10% of the Fund’s average daily net assets (the “Expense
Limitation Agreement”). Under the Expense Limitation Agreement, in any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the management fee reduced as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not (1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata trustee fees or management fees exceed 0.10% of average daily net assets; (2) exceed the total Reimbursement
Amount; or (3) include any amounts previously reimbursed to PIMCO. For the avoidance of doubt, any reimbursement of PIMCO’s management fee pursuant to the
Expense Limitation Agreement plus any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustees’ fees will not exceed the lesser of (i) the expense limit in effect at the time of waiver or reimbursement and (ii) the expense limit in effect at the time of recoupment. This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Fund at least 30 days prior to the end of the then current term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
As required by relevant SEC regulations, the following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Common Shares, assuming a
5% annual return
(1)
:
If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$22	$67	$115	$247
Class A-1	$27	$82	$140	$297
Class A-2	$66	$109	$166	$318
Class A-3	$29	$89	$152	$321
Class A-4	$68	$117	$178	$342
If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A-2	$56	$109	$166	$318
Class A-4	$58	$117	$178	$342
(1)
The example above should not be considered a representation of future expenses.
Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend and Other Costs on
Preferred Shares and Other Expenses set forth in the Annual
Fund Operating
Expenses
table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed.
Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical
5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Institutional Class, Class A-1, Class A-2, Class A-3 or Class A-4 Common
Shares of the Fund, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]
This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the
Fund. You may qualify for sales charge discounts on Class A-2 and/or
Class A-4 Common Shares of the Fund if you and your family invest, or agree to invest in the future, in a certain amount of Class A-1, Class A-2,
Class A-3 and/or Class A-4 common shares of the Fund (to the extent available) or other eligible closed-end interval funds that are sponsored by PIMCO. More information about these and other discounts is available in the “Plan of Distribution—Share Classes” section on page
77
of this prospectus or from your financial advisor.

Basis of Transaction Fees, Note [Text Block]	fees paid directly from your investment
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]
Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.75% of the Fund’s total managed assets. The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see
“Management of the Fund - Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets.”

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s Investment Objectives and Strategies
Investment Objectives
The Fund seeks to provide high current income exempt from federal and
California income tax. Capital appreciation is a secondary objective. The types of securities and instruments in which the Fund may invest are summarized under “The Fund's Investment Objectives and
Policies-Portfolio Management Strategies – Portfolio Contents and
Other Information.”
Portfolio Management Strategies
PIMCO serves as the Investment Manager of the Fund and manages the
Fund’s portfolio. See “Management of the Fund.” The portfolio management strategies and techniques to be utilized by PIMCO are described below.
Flexible Allocation Strategy.

The Fund seeks to achieve its
investment objectives by utilizing a flexible, multi-sector tax-efficient approach to investing, under normal circumstances, primarily in municipal bonds and other municipal securities that carry interest payments that are exempt from federal and California income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. To a lesser extent, the Fund also expects to invest in a full range of preferred securities with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment. With PIMCO's macroeconomic analysis as the basis for top-down investment decisions, the Fund seeks to offer investors an actively-managed municipal bond portfolio that aims to capitalize on what PIMCO believes are attractive opportunities in California and, to a lesser extent, other states, and across sectors within the California and
U.S. municipal markets.
Investment selection strategies.

In selecting securities for the
Fund, PIMCO develops an outlook for interest rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the
U.S. economy.
PIMCO attempts to preserve and enhance the value of the Fund's holdings relative to the municipal bond market, generally,
and may use
analytical models that test and evaluate the sensitivity of those holdings to changes in interest rates and yield relationships. There is no guarantee that PIMCO's investment selection techniques will produce the desired results. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in
PIMCO's discretion.
Credit quality.

The Fund may invest without limit in municipal bonds
and other securities of any credit quality, including without limitation, in securities that are, at the time of purchase, rated below “investment grade” by at least one of Moody’s, S&P or Fitch, or unrated but determined by PIMCO to be of comparable quality
to securities so rated
.
“Investment grade” means a rating, in the case of Moody’s, of Baa3 or higher, or in the case of S&P and Fitch, of BBB- or higher. Bonds of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “junk bonds.” Bonds in the lowest investment grade category may also be considered to possess some speculative characteristics by certain rating agencies. The
Fund may also invest without limit in investment grade securities. The
Fund generally expects to invest at least 60% of its total assets in above investment grade securities and not more than 40% of its total assets in below investment grade securities, but may determine to allocate more heavily or exclusively to either category at any time and from time to time based on PIMCO's economic outlook, market conditions, and other factors.
Independent credit analysis.

PIMCO relies primarily on its own
analysis of the credit quality and risks associated with individual municipal bonds and other municipal securities considered for the Fund, rather than relying exclusively on rating agencies or third-party research.
The Fund’s portfolio managers utilize this information in an attempt to manage credit risk and to identify investments that are undervalued or that offer attractive yields relative to PIMCO’s assessment of their credit characteristics. This aspect of PIMCO’s capabilities will be particularly important to the extent that the Fund invests in high yield municipal bonds or other securities.
Duration management.

The Fund does not target a specific duration
or maturity for the municipal bonds and other securities in which it invests, and the Fund’s average portfolio duration, as calculated by
PIMCO may vary significantly depending on market conditions and other factors. There is no limit on the maturity or duration of any individual security in which the Fund may invest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.
The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio managers focus on municipal bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

Risk Factors [Table Text Block]
Principal Risks of the Fund
The NAV of the Common Shares will fluctuate with and be affected by, among other things, various principal risks of the Fund and its investments which are summarized below.
Limited Prior History
The Fund is a
diversified, closed-end management investment company
with a limited history of operations and is designed for long-term investors and not as a trading vehicle.
Municipal Bond Risk
Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.
The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer.
Budgetary constraints of local, state and federal governments upon which the issuers may be relying for funding may also impact
Municipal Bonds.
Laws, referenda, ordinances or regulations enacted in
the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses.
The differences in priorities, perspectives and economic
interests of bondholders and taxpayers or users of facilities financed by municipal bonds may affect the remedies available to the Fund in the event of a default.
Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in municipal bonds in a particular state or geographic region. Municipal securities may also have exposure to potential risks resulting from climate change
and environmental events
,
including extreme weather, flooding
,
fires and other natural disasters
.
Climate risks, if materialized, can adversely impact a municipal issuer’s financial plans in current or future years or may impair a funding source for
municipal issuer’s revenue bonds. As a result, the impact of climate risks could adversely impact the value of the Fund’s municipal securities investments.
The Fund may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates.
There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.
Certain tender option bonds may be less liquid or may become less liquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. The Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Fund’s control, which could require the Fund to dispose of portfolio investments at inopportune times and prices. The Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk. The use of tender option bonds will impact the Fund's duration and cause the Fund to be subject to increased duration and interest rate risk.
The Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source or annual revenues, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.
The Fund may invest in pre-refunded Municipal Bonds. Pre-refunded
Municipal Bonds are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded Municipal Bonds commonly referred to as
“escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by the Fund is funded from securities in a designated escrow account that holds
U.S. Treasury securities or other obligations of the U.S. Government
(including its agencies and instrumentalities (“Agency Securities”)). As the payment of principal and interest is generated from securities held in an escrow account established by the municipality and an
independent escrow agent, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. Pre-refunded and/or escrowed to maturity Municipal
Bonds may bear an investment grade rating (for example, if re-rated by a rating service or, if not re-rated, determined by PIMCO to be of comparable quality) because they are backed by U.S. Treasury securities,
Agency Securities or other investment grade securities. For the avoidance of any doubt, PIMCO’s determination of an issue’s credit rating will generally be used for compliance with the Fund’s investment parameters when an issue either loses its rating or is not re-rated upon pre-refunding. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bond do not guarantee the price movement of the bond before maturity. Issuers of municipal bonds refund in advance of maturity the outstanding higher cost debt and issue new, lower cost debt, placing the proceeds of the lower cost issuance into an escrow account to pre-refund the older, higher cost debt. Investment in pre-refunded municipal bonds held by the Fund may subject the Fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if the Fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.
The Fund may invest in participations in lease obligations or installment purchase contract obligations of municipal authorities or entities.
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a
“non-appropriation” lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult.
Municipal securities are also subject to interest rate, credit, and liquidity risk.
Interest Rate Risk
.
The value of municipal securities, similar to
other fixed income securities, will likely drop as interest rates rise in the general market. Conversely, when rates decline, bond prices generally rise.
Credit Risk
.
The risk that a borrower may be unable to make
interest or principal payments when they are due. Funds that invest in municipal securities rely on the ability of the issuer to service its debt.
This subjects the Fund to credit risk in that the municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its financial obligations. Municipal issuers with significant debt service requirements, in the near-to mid-term;
unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. To the extent the Fund invests in lower quality or high yield municipal securities, it may be more sensitive to the adverse credit events in the municipal market.
The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issues.
Liquidity Risk
.
The risk that investors may have difficulty finding a
buyer when they seek to sell, and therefore, may be forced to sell at a discount to the market value. Liquidity may sometimes be impaired in the municipal market and because the Fund primarily invests in municipal securities, it may find it difficult to purchase or sell such securities at opportune times. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity.
Liquidity can decline unpredictably in response to a variety of factors, including overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity also may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances. Depending on the particular issuer and current economic conditions, municipal securities could be deemed more volatile investments.
In addition to general municipal market risks, different municipal sectors may face different risks. For instance, general obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality's ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.
Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid.
Private activity bonds are yet another type of municipal security.
Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond.
Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default.
In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors relative to taxable income. Lower income tax rates potentially reduce the advantage of owning municipal securities.
Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.
Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.
California State
-Specific Risk
The Fund invests in
municipal bonds issued by or on behalf of the State
of California and its political subdivisions,
financing authorities and their
agencies
,
and therefore may
be affected significantly by
economic,
regulatory
, social,
environmental or public health developments
affecting the ability of California tax-
exempt
issuers to pay interest or
repay principal
or otherwise affect the value of such securities
. Certain
issuers of
California municipal bonds have experienced serious financial difficulties in the past, including credit rating downgrades, and the
reoccurence
of these difficulties may impair
the ability of certain
California issuers
to pay principal or interest on their obligations
particularly given large budget deficits
. Provisions of the
California
Constitution and
State statutes
that
limit the taxing and spending
authority of
California
governmental entities may impair the ability of
California
issuers to pay principal and/or interest on their obligations.
While California
’s economy
is broad,
it does have major concentrations
in advanced technology
,
aerospace and defense-related
manufacturing
,
trade, entertainment,
real estate and financial services
, and may be
sensitive to economic problems affecting those industries
,
and its
government
revenues
tend to rely heavily on certain earners
(revenues
therefore are likely to be more volatile and to be adversely affected if the number of such earners (or their recognized income within a particular period of time) decreases). Future California
political and
economic developments,
including
constitutional amendments,
legislative measures, executive orders, administrative regulations, litigation
and voter initiatives as well as environmental events
or natural
disasters
,
including but not limited to an earthquake or a wildfire
,
pandemics, epidemics or social unrest could
create a major dislocation
of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities and
have an adverse effect on the debt obligations
of
California
issuers.
Municipal Project-Specific Risk
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in general obligation bonds, particularly if there is a large concentration from issuers in a single state. The value of municipal securities can be affected by the political, economic, legal, and legislative landscape of the particular issuer’s locality, municipal sector events or actual or perceived changes in economic, social, or public health conditions. In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.
Municipal Project Housing-Related Risk
The Fund may invest in the bonds of projects focused on low-income, affordable or other housing developments and businesses located in low-income areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects, such as the requirement that the owners of these affordable housing developments rent or sell certain residential units to persons or families of low or moderate income and that the amount of rent that may be charged for these units may be less than market rates. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in order to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related bonds or loan on a timely basis. In the event that a project owner is unable to pay all such costs, expenses and debt service, a default on the related bonds or loan is likely to occur.
Moreover, as a result of economic, market and other factors, the risks of the Fund’s investment in such municipal project housing-related securities may be heightened due to the possibility of reduced tax or other revenue available to issuers of municipal project housing-related securities causing an increase of budgetary and financial pressure on either the municipality or other issuers of municipal securities.
Puerto Rico-Specific Risk
The Fund invests in Municipal Bonds issued by Puerto Rico or its instrumentalities and may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments that impact the ability or obligation of
Puerto Rico municipal issuers to pay interest or repay principal or otherwise affect the value of such securities. Certain issuers of Puerto
Rico Municipal Bonds have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to pay principal or interest on their obligations. Provisions of the Puerto Rico Constitution and Commonwealth laws, including a federally appointed oversight board to oversee the Commonwealth’s financial operations, which limit the taxing and spending authority of
Puerto Rico governmental entities may impair the ability of Puerto Rico issuers to pay principal and/or interest on their obligations. Puerto Rico’s economy has sizable concentrations in certain industries, such as the manufacturing and service industries, and may be sensitive to economic problems affecting those industries. Future Puerto Rico-related developments, such as political and economic developments,
constitutional amendments, legislative measures, executive orders, administrative regulations, litigation, debt restructuring, tax base erosion, changes in trade policies or tariffs affecting Puerto Rico's economy and voter initiatives as well as environmental events, natural disasters, pandemics, epidemics or social unrest could have an adverse effect on the debt obligations of Puerto Rico issuers.
New York State-Specific Risk
The Fund may invest in municipal bonds issued by or on behalf of the
State of New York and its political subdivisions, financing authorities and their agencies, and therefore may be affected significantly by political, economic, social, environmental or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal or otherwise affect the value of such securities. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, including credit rating downgrades, and reoccurrence of these difficulties may impair the ability of certain
New York issuers to pay principal or interest on their obligations, particularly given large budget deficits that have been identified and may continue. Provisions of the New York Constitution and State statutes which limit the taxing and spending authority of New York governmental entities may impair the ability of New York issuers to pay principal and/or interest on their obligations. While New York’s economy is broad, it does have major concentrations in certain industries, such as financial services, and may be sensitive to economic problems affecting those industries, and its government revenues tend to rely heavily on certain earners (revenues therefore are likely to be more volatile and to be adversely affected if the number of such earners (or their recognized income within a particular period of time) decreases). Future New York political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives as well as environmental events, natural disasters, pandemics, epidemics or social unrest could have an adverse effect on the debt obligations of New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The economic and financial condition of New York also may be affected by various financial, social, economic, environmental, political and geopolitical factors.
U.S. Government Securities Risk
Certain U.S. government securities, such as U.S. Treasury bills, notes, bonds, and mortgage-related securities guaranteed by the Government
National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of Federal
Home Loan Banks (“FHLBs”) or the Federal Home Loan Mortgage
Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal
National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk. Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.
Yields available from U.S. government debt securities are generally lower than the yields available from such other securities. The values of
U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the
U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain
U.S. government securities, cause the credit rating of the
U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of
U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.
AMT Bonds Risk
Investments by the Fund in “AMT Bonds,” which are municipal
securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the
Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset.
Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.
Interest Rate Risk
Interest rate risk is the risk that
fixe
d income securities and other
instruments in the Fund’s portfolio will fluctuate in value because of changes, or the anticipation of changes, in interest rates. For example, as nominal interest rates rise, the value of certain securities held by the
Fund is likely to decrease. Interest rate changes can be sudden and unpredictable, and the Fund may experience losses as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.
Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury
Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase)
in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
A wide variety of factors can cause interest rates or yields of
U.S. Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments.
Risks associated with changes in interest rates may be heightened under certain market conditions, such as during times when the Federal
Reserve raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect a Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the
Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the
Fund uses leverage or derivatives in connection with the management of the Fund which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction
(or not provided below a certain threshold amount).
Convexity is an additional measure used to understand a security’s or
Fund’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, and vice versa, meaning increased sensitivity in prices in response to changes in interest rates.
Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.
Loans and Other Indebtedness; Loan Acquisitions,
Participations and Assignments Risk
Loan interests may take the form of (i) direct interests acquired during a primary distribution or other purchase of a loan, (ii) loans originated by the Fund or (iii) assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the Fund’s exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the
creditworthiness of the borrower for payment of principal and interest.
Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the
Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce a Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn could also lead to a higher non-payment rate and, a loan may lose significant market value before a default occurs.
Investments in loans through a purchase of a loan, loan origination or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans.
The Fund may obtain exposure to loans made to private investment vehicles, including private funds that are not registered under the 1940
Act. Such loans may be for various purposes, including but not limited to, subscription line or “sub-line” credit facilities secured by the uncalled capital commitments of such private investment vehicles’ investors.
Although such capital commitments are typically subject to legally binding agreements, there can be no assurance that the investors will meet their funding obligations when called. As a result, the Fund may be subject to the risk of delay or default in repayment of the loan, which could negatively impact the Fund's performance. Additionally, the Fund may face liquidity risks if the private investment vehicle is unable to draw on capital commitments in a timely manner.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
A bankruptcy
court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled or extended the time for payment. A court could subordinate the Fund's rights to the rights of other creditors of the borrower under applicable law. Various laws enacted for the protection of borrowers may apply to loans, and a bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect principal and interest payments on such loans.
Certain loan participations may be structured in a manner
designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations.
Because there may not be a liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities.
These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).
Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding.
More generally, sales of the Fund's portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.
The Fund may invest in loans used to finance the cost of construction, acquisition, development, and/or rehabilitation of a property including, but not limited to, development of single-family for-sale homes, multi-family rentals and/or commercial facilities. Such construction lending may expose the Fund to increased risk of non-payment and loss because the loan is not backed by a finished project. Such risk may depend on the nature of the construction and the relevant counterparty or counterparties, which may include, but not be limited to, homebuilders, private developers and/or entities with limited capital.
Repayment of these types of loans may depend on the borrower’s ability to secure permanent “take-out” financing, which requires the successful completion of the project, or operation of the property with an income stream sufficient to meet operating and loan expenses. In addition, these types of loans are subject to the risk of errors in estimations of the property’s value at completion of construction and the estimated cost of construction, as well as the risk that the projects may not be completed and have limited liquidity.
To the extent the Fund invests in loans, or originates loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called “broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement p
eri
ods of
greater than seven days, which may result in cash not being
immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of
such
risks involved in investing in loans, an
investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with
SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the
Fund is particularly dependent on the analytical abilities of the Fund’s
Investment Manager
.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through direct originations or through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.
Loan Origination Risk
The Fund may invest in and/or originate loans, including, without limitation, to, on behalf of, authorized by, sponsored by, and/or in connection with a project for which authority and responsibility lies with one or more U.S. states or territories, cities in a U.S. state or territory, or political subdivisions, agencies, authorities or instrumentalities of such states, territories or cities, which may be in the form of, and without limitation as to a loan's level of seniority within a capital structure, whole loans, assignments, participations, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments, including to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. The Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the
Code in order to qualify as a RIC. The loans acquired by the Fund may be of the type that count towards the Fund’s 80% policy or they may be loans that produce income that is subject to regular federal income tax.
The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments having high exposure to certain borrowers. The Fund will be responsible for the expenses associated with originating a loan (whether or not
consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and Common
Shareholders.
Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state attorneys general, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the
Fund engages in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.
Insurance Risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities.
The Fund also faces the risk that insurance
coverage may become unavailable or prohibitively expensive for certain municipal securities.
If the insurer of a municipal security suffers a
downgrade in its credit rating
,
or
is subject to an actual or perceived
deterioration in its credit quality, or
the market discounts the value of
the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or inc
om
e from the
Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and
Common Shares.
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (
e.g.
, declining interest rates, changes in credit spreads and
improvements in the issuer’s credit quality)
, and changes in the rate at
which prepayments or redemptions occur can affect the return on investment of these securities
. If an issuer calls a security in which the
Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Credit Risk
The Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract,
a repurchase
agreement, a borrower of portfolio securities
or the issuer or guarantor
of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue or may be dependent on legislative appropriation or
government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund.
This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund
, which would be magnified in the event that
initial or variation margin is not provided by the counterparty to such transaction (or not provided below a certain threshold amount)
.
Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality.
Credit risk includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default. Increasing credit spreads may reduce the market values of the
Fund's investments. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities. Further, credit spread duration
(a measure of credit spread risk) can vary significantly from interest rate duration (e.g., for floating rate debt securities, credit spread duration typically will be higher than interest rate duration). The Fund may add credit spread duration to its portfolio, for example through the use of derivatives (e.g., credit default swaps), even while it has lower interest rate duration. The credit spread duration of the Fund’s portfolio may vary, in some cases significantly, from its interest rate duration. All descriptions of duration in this prospectus refer to interest rate duration unless otherwise noted.
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the
Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Liquidity Risk
To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the Act, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale
, capital controls, delays or
limits on repatriation of local currency, or insolvency of local governments
. Additionally, the market for certain investments may
become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer, such as during
changes in
interest rates,
elevated
volatility,
market or geopolitical disruptions
, economic uncertainty or
public health crises
. There can be no assurance that an investment that
is deemed to be liquid when purchased will continue to be liquid while it is held by a fund and/or when a fund wishes to dispose of it. Bond markets have consistently grown over
time
while the capacity for
traditional dealer counterparties to engage in fixed income trading has not kept pace
with the growth of bond markets and may remain
constrained
. As a result, dealer inventories of corporate bonds, which
provide a core indication of the ability of financial intermediaries to
“make markets,”
remain limited relative to the size of the market
.
Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets
,
especially
during periods of economic
uncertainty
or market stress
.
In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund's principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers)
and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The actions of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply.
Repurchase Offers Risk
As described under “Periodic Repurchase Offers” above, the Fund is an
“interval fund” and, in order to provide liquidity to shareholders, the
Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5%
and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the Act.
The Fund currently expects to conduct quarterly repurchase offers for
10% of its outstanding Common Shares under ordinary circumstances.
The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the
Fund’s investment performance. Moreover, diminution in the size of the
Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The
Fund may accumulate cash by holding back (i.e., not reinvesting)
payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect
Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2%
of the Fund’s outstanding shares as of the date of the Repurchase
Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the
Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may accept all Common Shares tendered for repurchase by shareholders who own less than one hundred Common
Shares and who tender all of their Common Shares, before prorating
Common Shares tendered by other shareholders; provided that, if a shareholder holds shares through a financial intermediary, such intermediary may not be willing or able to arrange for this treatment on such shareholder's behalf. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of
market risk,
credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the
NAV of the Fund’s Common Shares or Common Share dividends.
High
yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly leveraged or indebted than other companies, or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments.
These securities
are considered predominantly speculative by rating agencies with respect to an issuer’s continuing ability to make principal and interest payments, and their value may be more volatile than other types of securities. An economic downturn or individual issuer developments could adversely affect the market for these securities and reduce the
Fund’s ability to sell these securities at an advantageous time or price.
An economic downturn could also lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities.
Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities.
A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain
circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on a Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default, and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. A Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. An economic downturn could severely affect the ability of issuers
(particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on a Fund’s ability to dispose of them.
High yield securities are particularly sensitive
to adverse economic
,
market,
industry or issuer-specific developments,
which may result in an increased incidence of default. During periods of
deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), high yield securities are particularly susceptible to credit and default risk as delinquencies and losses could increase, and such increases could be sudden and significant. An economic downturn or individual issuer developments could adversely affect the market for these investments and reduce a Fund’s ability to sell these investments at an
advantageous time or price. These types of developments could cause high yield securities to lose significant market value, including before a default occurs only at prices lower than if such securities were widely traded.
In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.
To the extent the Fund focuses on below investment grade debt obligations, PIMCO’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard. Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative. See “The Fund’s Investment
Objectives and Strategies—Portfolio Contents—High Yield Securities”
for additional information.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.
Market Risk
The market price of securities owned by the Fund may
fluctuate
,
sometimes rapidly or unpredictably. Securities may decline in value due to
a variety of
factors affecting
(or perceiving to affect)
securities
markets generally or particular industries
,
sectors
or companies
represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, levels
of public debt and deficits,
changes in inflation, interest or currency
rates, financial system instability, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, actual or threatened war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political
and regulatory
changes, diplomatic developments or the imposition of sanctions and other similar measures, including the imposition of tariffs, or other
U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics)
,
and
natural/environmental disasters
or events, climate-change and climate
related events
can all negatively impact the securities markets, which
could cause the Fund to lose value.
This includes reliance on global
supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters.
These events could reduce consumer
demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.
As computing technology and data analytics
continually
advance, there
has been
an increasing
trend towards machine driven and artificially
intelligent trading systems, particularly
providing such systems with
increasing levels of autonomy in trading
decisions
. Regulators of
financial markets have become increasingly focused on the potential impact of artificial intelligence on investment activities and may issue regulations that
are intended to
affect the use of artificial technology in
trading activities. Any such regulations may not have the
intended
effect
on financial markets
. Moreover, advancements in artificial intelligence
and other technologies may
suffer from
the introduction of errors,
defects or security vulnerabilities
which can go undetected.
Issues in the
construction and implementation of AI systems and models (including software issues, issues related to the use of artificial intelligence and machine learning (AI), and other technological issues) may adversely impact the Fund. AI systems may contain design flaws or faulty assumptions, rely on incomplete or inaccurate data inputs, and may be difficult to interpret or audit.
The potential speed of such trading and
other technologies may exacerbate the impact of any such incidents, particularly where such
flaws
are exploited by other artificially
intelligent systems
and may act
to impair or prevent the intervention of
a human control.
The
domestic political environment, as well as political and diplomatic events within the United States and abroad,
such as
the U.S.
budget
and
deficit reduction plan and foreign policy tensions
with foreign nations,
including embargoes
,
tariffs, sanctions, trade wars, and other similar
developments,
has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns
,
U.S.
foreign policy, the imposition of tariffs, or other
U.S.
economic policies and any related domestic and/or geopolitical tensions
may affect investor and consumer confidence and may
adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and
quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that
the
Fund has focused its investments
in
a
region enduring geopolitical market disruption will face higher risks of loss
. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
When
inflationary price movements
occur
, fixed income securities
markets may experience heightened levels of interest rate, volatility and liquidity risk. Interest rate increases in the future could cause the value of a fund that invests in fixed income securities to decrease
, which could
force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund and its shareholders
.
Higher interest rates generally lower the values of
real estate
-
related
assets.
When this does not occur as expected, it presents an increased risk of a correction or severe downturn in
real estate-related asset
prices, which could, by extension, adversely impact the value of other investments
(
such as loans, securitized debt and other fixed income
securities
)
. Such an impact could materialize in one real estate sector and not another, or in a different manner in different real estate sectors.
Examples of the
risks faced by real estate-related assets include: tenant
vacancy rates,
increased
tenant turnover and tenant concentration
;
general
real estate
headwinds,
including
delinquencies and difficulties in
collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations);
decreases in
property values
;
increases in
inflation,
upkeep costs and other expenses
;
fluctuations in rents;
and increased
concentration
in
ownership of certain types of properties
.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities
, which may result in, among other
things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.
In addition, the Fund may rely on various third-party
sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated NAV, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.
Municipal Bond Market Risk.
The amount of public
information available about the municipal bonds in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be
more dependent on the analytical abilities of PIMCO than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly below invest
me
nt grade bonds in
which the Fund may invest, also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO will apply investment techniques and risk analysis
and may,
in
some cases, use proprietary models that
are developed and maintained by PIMCO in
making investment
decisions for the Fund
, or may determine that certain factors are more
significant than others
. There can be no guarantee that these decisions
will produce the desired results or that the due diligence conducted by
PIMCO
will expose all material risks associated with an investment.
Additionally, PIMCO
may not be able to identify suitable investment
opportunities and may face competition from other investment managers when identifying and consummating certain investments, or may determine that certain factors are more significant than others.
Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or
perceived
conflicts of interest or other
considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO
may determine to
purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund.
Additionally,
legislative, regulatory
or tax
developments may
adversely
affect management
of the Fund
.
The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Please refer to
“Portfolio Managers - Conflicts of Interest” in the SAI for further information. Additionally, actual or perceived conflicts of interest may affect the investment techniques available to PIMCO in connection with managing the Fund, may cause PIMCO to restrict or prohibit
participation in certain investments and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of the services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such
NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the
Investment Manager believes
the current
holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.
Leverage Risk
The Fund’s use of leverage (as described under “Use of Leverage” in the body of this prospectus) creates the opportunity for increased Common
Share net income, but also creates special risks for Common
Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the
Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding Preferred Shares or the net proceeds that the Fund obtains from its use of tender option bonds, derivatives or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies as described in this prospectus.
Dividends payable with respect to any Preferred Shares outstanding and interest expense payable by the Fund with respect to any tender option bonds, derivatives and other forms of leverage
,
and dividends payable
with respect to preferred shares outstanding, if any,
will generally be
based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return
(net of applicable Fund expenses) than the dividend rate on any
Preferred Shares outstanding, including the Preferred Shareholder
Gross-Up, and the interest expenses and other costs to the Fund of such other leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged.
There can be no assurance these circumstances will occur.
If,
however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage
(including interest expenses on tender option bonds and the dividend rate on any outstanding Preferred Shares, including the Preferred
Shareholder Gross-Up) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. When the Fund reduces or
discontinues its use of leverage (“deleveraging”), which it may be required to do at inopportune times, it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund's net asset value. Deleveraging involves complex operational processes, including the coordination of asset sales, repayment of debt, and potential restructuring of the Fund's capital and may involve significant costs, including transaction costs associated with the sale of portfolio securities, prepayment penalties on borrowed funds, and, if applicable, fees related to the redemption of preferred shares. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate
changes and other market risks
. The Fund may
continue to use leverage even if available financing rates are higher than anticipated returns, including, for example, in cases where deleveraging, including any expenses related thereto, might be viewed as detrimental to the Fund’s portfolio. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the
Common Shareholders (and not by Preferred Shareholders, if any) and
will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any Preferred Shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
Leverage creates several major types of risks for Common Shareholders, including:
■
the likelihood of greater volatility of NAV of Common Shares, and of the investment return to Common Shareholders, than a
comparable portfolio without leverage;
■
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on
Common Shares will fluctuate because such costs vary over time;
and
■
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not
leveraged.
In addition, the counterparties to the Fund’s leveraging transactions and any Preferred Shareholders of the Fund will have complete priority of payment over the Fund’s Common Shareholders.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.
There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/
buyback
transactions involve the risk
that the market value of the securities the Fund is required to purchase may decline below the agreed upon
repurchase
price of those securities.
Successful use of dollar rolls/
buybacks
may depend upon the Investment
Manager’s ability to correctly predict interest rates and prepayments.
There is no assurance that dollar rolls/
buybacks
can be successfully
employed. In connection with reverse repurchase agreements and dollar rolls/
buybacks
, the Fund will also be subject to counterparty risk with
respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund may engage in total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common
Shareholders. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.
Any total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts
(including foreign currency exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s
Common Shares.
In addition to tender option bonds and any future issuance of Preferred
Shares, the Fund may engage in other transactions that may give rise to a form of leverage including, among others loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. The
Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.
See “Use of Leverage.”
The Fund is required to satisfy certain regulatory and rating agency asset coverage requirements in connection with its use of Preferred Shares.
Accordingly, any decline in the net asset value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such Preferred Shares or the risk of the Preferred
Shares being downgraded by a rating agency. The Fund’s current investment income might not be sufficient to meet the dividend requirements on preferred shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of Preferred Shares. Liquidations at inopportune times or at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to
Common Shareholders. See “Tax Matters” for more information. Any
Preferred Shares, total return swaps, reverse repurchases, tender option bonds, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have
seniority over the Fund’s Common Shares.
When the Fund issues Preferred Shares, the Fund pays (and the
Common Shareholders bear) all costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares. In addition, holders of any Preferred Shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the
Fund’s assets. Furthermore, Preferred Shareholders, voting separately as a single class, have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’
dividends on the Preferred Shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, Preferred
Shareholders may have interests that differ from those of Common
Shareholders, and may at times have disproportionate influence over the Fund’s affairs.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment
Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment
Manager, on the one hand, and the Common Shareholders, on the other hand.
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes.
Derivatives or other similar instruments (referred to collectively as
“derivatives”) are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities (including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return.
Investments in derivatives may take the form of buying and/or writing
(selling) derivatives, and/or the Fund may otherwise become an obligor under a derivatives transaction. These transactions may produce short-term capital gains in the form of premiums or other returns for the
Fund (which may support, constitute and/or increase the distributions paid by, or the yield of, the Fund) but create the risk of losses that can significantly exceed such current income or other returns. For example, the premium received for writing a call option may be dwarfed by the losses the Fund may incur if the call option is exercised, and derivative transactions where the Fund is an obligor can produce an up-front benefit, but the potential for leveraged losses. The distributions, or distribution rates, paid by the Fund should not be viewed as the total returns or overall performance of the Fund. These strategies may also produce adverse tax consequences (for example, the Fund’s income and gain-generating strategies may generate current income and gains taxable as ordinary income) and limit the Fund’s opportunity to profit or otherwise benefit from certain gains. The Fund may enter into opposing derivative transactions, or otherwise take opposing positions. Such transactions can generate distributable gains (which, as noted
elsewhere, may be taxed as ordinary income) and create the risk of losses and NAV declines.
The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives may increase market exposure and are subject to a number of risks including leverage risk, liquidity risk
(which may be heightened for highly-customized derivatives), interest rate risk, market risk, counterparty (including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), management risk, risks arising from changes in applicable regulatory requirements,
governmental risk,
sanctions risk,
risks arising from margin requirements and risks arising
from mispricing or valuation complexity (including the risk of improper valuation),
as well as the risks associated with the underlying asset,
reference rate or index
. They also involve the risk that changes in the
value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions.
In addition, the use of derivatives may
cause the Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio.
Certain
derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may utilize asset segregation and posting of collateral for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the
Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.
Non-centrally-cleared
over
-the-counter (“OTC”) derivatives are also
subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.
Derivatives that are cleared by a central clearing organization can still be subject to different risks, including the creditworthiness of the central clearing organization and its members.
In addition, derivatives that are traded on an exchange are subject to the risk that an exchange may limit the maximum daily price fluctuation of a derivative contract and restrict or suspend trading of a contract that has reached a limit. Such limit governs only price movements of a contract during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. A daily limit may be reached for several consecutive days with little or no trading.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments
or other similar investments
, it is important to consider that
certain derivative transactions
,
absent a default or termination event,
may
only
be modified or terminated
by mutual consent of the Fund and
its counterparty.
Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the
Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains).
Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates.
In
addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates), potentially subjecting shareholders of the Fund to adverse tax consequences.
The tax treatment of certain derivatives in
which the Fund invests may be unclear and thus subject to
recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective.
Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. In addition, derivatives used for hedging may partially protect the Fund from the risks they were intended to hedge yet not fully mitigate the impact of such risks. The regulation of the derivatives markets has increased over time, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the
Fund to lose value.
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the
Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
The Fund may
obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed.
Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. See
“How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the
Fund or held by special purpose or structured vehicles in which the Fund invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. In the event that the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the
Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to any underlying security or asset. The
Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public information
(“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures,
PIMCO may (but is not required to) seek to avoid receipt of Confidential
Information about such issuers so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be
disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Private Placements Risk
A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable
non-U.S. law, to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. See “Principal
Risks of the Fund - Liquidity Risk.” Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks. See “Principal Risks of the Fund - Valuation Risk.” The Fund may
also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.
Privacy and Data Security Risk
The GLBA and other laws limit the disclosure of certain non-public personal information about a consumer to non-affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non- affiliated third parties. Many states and a number of
non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’
personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade
Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds.
U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly. The Fund generally does not intend to obtain or hold borrowers’ non-public personal information, and the Fund has implemented procedures reasonably designed to prevent the disclosure of borrowers’ non-public personal information to the Fund. However, service providers to the Fund or its direct or indirect fully-owned subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its direct or indirect fully-owned subsidiaries, may obtain, hold or process such information.
The Fund and entities that interact with the Fund, including service providers, custodians and platforms are susceptible to operational, information security and related cybersecurity risks. The Fund cannot guarantee the security of non-public personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with the GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of the GLBA and other laws could subject the
Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the
Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.
Moreover, government regulation may have unpredictable and
unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements, and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
Other Investment Companies Risk
The Fund may invest up to 5% of its total assets in securities of other investment companies (including those advised by PIMCO), including closed-end funds, exchange-traded funds and other open-end funds, that invest primarily in municipal bonds and other municipal securities of the types in which the Fund may invest directly. When investing in an investment company, the Fund will generally bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the
Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment
Manager may choose to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Investment
Manager or its related parties in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by
others. Participation in a cash sweep program where the Fund's uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled
investment vehicles at the end of each day subjects the Fund to the risks associated with the underlying money market funds or cash
management pooled investment vehicles, including liquidity risk.
Applicable law may limit the Fund’s ability to invest in other investment companies. See “Principal Risks of the Fund – Leverage Risk.”
Tax Risk
The Fund has elected to be treated as a RIC under Subchapter M of the
Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are timely distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of the sum of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least
90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses)
and net tax-exempt income, for such year.
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC
and can limit the Fund’s
ability to continue qualifying as such. The tax treatment of certain of the
Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a RIC.
Income and gains from certain of the Fund's activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund
’
s
income or gain from a particular investment or
activity
were determined to constitute nonqualifying income
,
which in
certain cases may be determined retroactively
,
and
the Fund's
nonqualifying income
from all sources were
to exceed 10% of its gross
income in any taxable year, the Fund would fail to qualify as a RIC unless it
were
eligible to and
did
pay a tax at the Fund level.
See
“Taxation” in the Statement of Additional Information for additional details.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be s
ubj
ect to tax on its taxable income at
corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the
Fund’s current or accumulated earnings and profits.
To qualify to pay exempt-interest dividends, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. Fund distributions reported as exempt-interest dividends are not generally taxable to Fund shareholders for regular U.S. federal income tax purposes, but they may be subject to state and local taxes and/or federal alternative minimum tax. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.
The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.
Potential Conflicts of Interest Risk-Allocation of Investment
Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the
Fund. The Investment Manager may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the
Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.
Distribution Rate Risk
The Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. The Fund’s distributions may be comprised of a return of capital. In general terms, a return of capital would occur where a Fund distribution (or portion thereof) represents a return of a portion of your investment, rather than net income or capital gains generated from your investment during a particular period. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments.
Additionally, payments from certain instruments that may be held by the
Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
The distribution rate
is not indicative of the Fund's performance and may not correlate with the actual returns generated by the Fund's investments.
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies—Loans of
Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.
Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the
Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax returns.
The realization of
short-term capital gains may also cause adverse tax consequences for the Fund's shareholders.
See “Tax Matters.”
Operational Risk
An investment in the Fund, like any fund, can involve operational
and
technology
risks arising from factors such as processing errors,
communication errors,
human errors, inadequate or failed internal or
external processes, failures in systems and technology,
cybersecurity
incidents, the potential use of artificial intelligence and machine learning (AI),
changes in personnel and errors caused by third-party
service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund.
Operational and technology risks
for the issuers could also result in material adverse consequences for such issuers and may cause the Fund's investments in such issuers to lose value.
While the Fund seeks to minimize such events through
controls and oversight, there may still be failures that could cause losses to the Fund.
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, geopolitical disputes,
terrorism, social
or political
unrest, recessions,
supply chain disruptions,
tariffs and other restrictions on trade,
sanctions,
market manipulation, government interventions, defaults and
shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures, natural/environmental disasters, climate change and climate related events
,
responses to government actions or
interventions (the threat or imposition of tariffs, trade restrictions, currency restrictions, or similar actions)
which can all negatively impact
the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the
Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns.
These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the
Fund’s service providers’ ability to fulfill their obligations to the Fund.
Furthermore, events involving limited liquidity, defaults,
non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.
Geopolitical Conflicts Risk
The occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For example,
the armed conflict among the United
States, Israel, and Iran
has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future. In addition,
following
Russia’s large-scale invasion of Ukraine in February 2022, Russia, and other countries, persons and entities that were viewed as having provided material aid to Russia’s aggression against Ukraine, became the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States.
Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies. Additional examples include, but are not limited to, heightened concerns of trade disputes, which could result in increased tariffs, trade restrictions or other retaliatory countermeasures. The extent, duration and impact of geopolitical conflicts and related market impacts are difficult to ascertain, but could be significant and could have significant adverse effects on regional and global economies and the markets for certain securities and commodities, such as oil, natural gas, steel and aluminum, as well as other sectors, and on the Fund’s investments.
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent
and interconnected
in the course of business,
the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security
, including:
processing and human errors, inadequate or failed internal or external processes, failures in system and technology, errors in algorithms used with respect to Fund operations and changes in personnel
. A breach in
cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until
the
ransom is paid, or insider actions (e.g.,
intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO's use of cloud-based service providers could heighten or change these risks. In addition, work-from-home
arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the
Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the
Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the
Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful.
There is also a risk that cyber security breaches may not be detected. The
Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the
Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC (“Allianz Asset
Management”), with the latter being the surviving entity, effective
January 1, 2023. Following the merger, Allianz Asset Management is
PIMCO’s managing member and direct parent entity. Absent an
exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund. The Fund has received exemptive relief from the SEC that, to the extent
the Fund
relies on such relief, permits it to (among other
things) co-invest alongside certain other persons in privately negotiated investments, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments imposes a number of conditions on any co-investments made in reliance on such relief that may limit or restrict
the Fund
’s ability to participate in an investment or
require it to participate in an investment to a lesser extent, which could negatively impact
the Fund
’s ability to execute its desired investment
strategy and its returns. Subject to applicable law, the Fund may also invest alongside other PIMCO managed funds and accounts, including private funds and affiliates of the Investment Manager, without relying on the exemptive relief. Pursuant to co-investment exemptive relief, to the extent
the Fund
relies on such relief, the
Fund
will be able to invest
in opportunities in which PIMCO and/or its affiliates has an investment, and PIMCO and/or its affiliates will be able to invest in opportunities in which a fund has made an investment.
Anti-Takeover Provisions
The Fund’s Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the
Fund to open-end status. See “Anti-Takeover and Other Provisions in the
Declaration of Trust and Bylaws.”

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC.
It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the Act, on
Common Share total return, assuming investment portfolio total returns
(consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below assumes the Fund’s continued use of Preferred Shares
representing
approximately
18.30
% of the Fund’s total average managed assets. The
table below also assumes that the Fund will pay dividends on Preferred
Shares at an estimated annual effective Preferred Share dividend rate of
4.57
% (based on the Preferred Share dividend rate under market
conditions as of December 31,
2025
, and including the amortization of
Preferred Shares offerings costs of $
360,000
over the three-year term
of the Preferred Shares). Based on such estimates, the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover the costs of the Fund’s leverage would be
0.66
%. The information
below does not reflect the Fund’s potential use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the Act, such as certain derivative instruments.
These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with the use of tender option bonds or the issuance of Preferred Shares by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.

Assumed Portfolio Total Return (net of expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Shares Total Return	(13.06)%	(6.94)%	(0.81)%	5.31%	11.44%
Common Shares Total Return is composed of two elements – the distributions paid by the Fund to Common Shareholders (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any Preferred Shares issued by the
Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund's portfolio and not the actual performance of the Fund's Common Shares, the value of which is determined by market forces and other factors.
Should the Fund elect to add additional leverage, any benefits of such leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund's investment objectives and policies. As noted
above, the Fund's willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, PIMCO's assessment of the yield curve
environment, interest rate trends, market conditions and other factors.

Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (net of expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Shares Total Return	(13.06)%	(6.94)%	(0.81)%	5.31%	11.44%

Return at Minus Ten [Percent]	(13.06%)
Return at Minus Five [Percent]	(6.94%)
Return at Zero [Percent]	(0.81%)
Return at Plus Five [Percent]	5.31%
Return at Plus Ten [Percent]	11.44%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Capital Structure and Shares
The following is a brief description of the capital structure of the Fund.
This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration and the Fund’s
Bylaws, as amended and restated through the date hereof (the
“Bylaws”). The Declaration and Bylaws are each exhibits to the registration statement of which this prospectus is a part.
The Fund is an unincorporated voluntary association with transferable shares of beneficial interest (commonly referred to as a “Massachusetts business trust”) established under the laws of The Commonwealth of
Massachusetts by the Declaration. The Declaration provides that the
Trustees of the Fund may authorize separate classes of shares of beneficial interest. Preferred Shares (such as the RVMTP Shares) may be issued in one or more series, with such par value and with such rights as determined by the Board, by action of the Board without the approval of the Common Shareholders.
The following table shows, for each class of authorized securities of the
Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of March 31,
2026
:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under Column (3)
Institutional Class Common Shares	Unlimited	0	10,945,696
Class A-1 Common Shares	Unlimited	0	1,248,486
Series 2054 RVMTP Shares	Unlimited	0	250
Common Shares
The Declaration authorizes the issuance of an unlimited number of
Common Shares. The Common Shares will be issued with a par value of
$0.00001 per share. The Fund currently has five separate classes of
Common Shares: Institutional Class, Class A-1, Class A-2, Class A-3 and
Class A-4. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”
above. Certain share class details are set forth in “Plan of Distribution”
above.
Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board after payment of preferential amounts payable to holders of Preferred Shares.
All
Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation after payment of the preferential amounts payable to holders of Preferred Shares. Common Shares will, when issued, be fully paid and, subject to matters discussed in
“Anti-Takeover and Other Provisions in the Declaration of Trust and
Bylaws,” non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the
Fund and the liquidation preference with respect to any outstanding
Preferred Shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the
Trustees may distribute the remaining assets of the Fund among the
Fund’s Common Shareholders.
The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Common Shares of the
Fund entitle their holders to one vote for each Common Share held;
however, separate votes are taken by each class of Common Shares on matters affecting an individual class of Common Shares. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration, Bylaws, or required by applicable law. So long as any Preferred Shares are outstanding, holders of
Preferred Shares will be able to elect two Trustees and vote as a separate class on certain matters.
The Fund will send unaudited reports at least semiannually and audited financial statements annually to all of its Common Shareholders.
The Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.
Preferred Shares
The Declaration authorizes the issuance of an unlimited number of preferred shares. Preferred shares may be issued in one or more classes or series, with such par value and rights as determined by the Board, by action of the Board without the approval of the Common Shareholders.
On January 12, 2024, the Fund issued 250 RVMTP Shares in a single series of Remarketable Variable Rate MuniFund Term Preferred Shares,
Series 2054 (the “RVMTP Shares”). The RVMTP Shares have a par value of $0.00001 per share and liquidation preference of $100,000 per share. The RVMTP Shares have various rights that were approved by the
Board without the approval of the Common Shareholders, which are specified in the Fund’s Bylaws. Certain rights, terms and conditions of the RVMTP Shares are summarized below:
Distribution Preference.

Any Preferred Shares, including,
without limitation, the RVMTP Shares, have complete priority over the
Common Shares as to distribution of assets.
RVMTP Share Dividends.

The dividend rate paid on the RVMTP
Shares is determined over the course of a seven-day period, which generally commences each Thursday and ends the following Wednesday
(the “Rate Period”). The dividends per share for the RVMTP Shares for a given Rate Period are dependent on the RVMTP Share dividend rate (the
“RVMTP Share Dividend Rate”) for that Rate Period. The RVMTP Share
Dividend Rate is equal to (i) the sum of the Index Rate
1
plus (ii) the
Applicable Spread
2
(including the Spread Adjustment
3
, as applicable)
plus (iii) the Failed Remarketing Spread
4
, if applicable. The dividend per
RVMTP Share for the Rate Period is then determined as described in the table below.
5

Dividend Rate		Rate Period Fraction		RVMTP Shares Liquidation Preference		Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	X	Divided by	X	100,000	=	Dividends per RVMTP Share
		Total number of days in the year
(1)
The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.
(2)
The Applicable Spread for a Rate Period is a percentage per annum that is based on (i)
the long term rating most recently assigned by the applicable ratings agency to such series of the RVMTP Shares, and (ii) the “Spread Adjustment.”
(3)
The “Spread Adjustment” means, (i) for the period from the date of original issuance of the RVMTP Shares, January 12, 2024 to and including the date that is six months prior to the then current RVMTP Early Term Redemption Date (as defined below) (“Rate
Period Termination Date”), 0%, and (ii) for the period after the Rate Period Termination
Date, 2.00%.
(4)
The Failed Remarketing Spread with respect to a series of RVMTP Shares means (i) for so long as two or more Failed Remarketings have not occurred, 0%, and (ii) following the second occurrence of a Failed Remarketing, 0.25% multiplied by the number of
Failed Remarketings that have occurred after the first Failed Remarketing. A “Failed
Remarketing,” with respect to the RVMTP Shares, will occur if any RVMTP Shares subject to a Mandatory Tender Event due to the Fund designating a Special Terms
Period have not been either retained by the holders or successfully remarketed by the
Mandatory Tender Date (each as defined below).
(5)
An increased RVMTP Share Dividend Rate could be triggered by the Fund’s failure to comply with certain requirements relating to such series of the RVMTP Shares, certain actions taken by the applicable ratings agency or certain determinations regarding the tax status of such series of the RVMTP Shares made by a court or other applicable governmental authority. The RVMTP Share Dividend Rate will in no event exceed 15%
per year.
RVMTP Special Terms Period.

The Fund, at its option, may
designate special terms applicable to all of the outstanding RVMTP
Shares in a series for a certain period (a “Special Terms Period”)
pursuant to a notice of special terms. Such special terms may differ from those provided in the current governing documents of the RVMTP
Shares and may include, without limitation, changes to the RVMTP
Dividend Rate, dividend payment dates, redemption provisions
(including, without limitation, the RVMTP Term Redemption Date or the
RVMTP Early Term Redemption Date), required Effective Leverage Ratio, and the Preferred Shareholder Gross-Up (each as defined below);
provided that such special terms do not affect the parity ranking of the
RVMTP Shares to any other class or series of Preferred Shares then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation, or winding up of the affairs of the Fund. No
Special Terms Period with respect to the RVMTP Shares will become effective unless certain conditions are satisfied, including that all of the
RVMTP Shares in such series are remarketed (except with respect to any
RVMTP Shares whose holders have elected to retain their RVMTP
Shares for the Special Terms Period). A Special Terms Period will not become effective before the 24-month anniversary of the date of original issue of the RVMTP Shares.
Preferred Shareholder Gross-Up.

As noted above, RVMTP Shares
each pay dividend distributions at stated rates, which rates are based generally on the assumption that such dividend distributions consist entirely of “exempt-interest dividends” (as defined above under
“Distributions”). The terms of the RVMTP Shares provide further that, in the event less than the entire amount of any particular dividend distribution paid pursuant to the stated rate were to consist of
“exempt-interest dividends” (i.e., if a portion of any particular dividend were to derive from ordinary income or capital gain, including short-term capital gain taxable as ordinary income when distributed), the amount of such dividend would increase by an amount (the
“Preferred Shareholder Gross-Up”) such that the after-tax amount of such dividend, as increased by the Preferred Shareholder Gross-Up, would equal the total amount the holder of such RVMTP Shares would have received if the dividend at the stated rate had consisted entirely of
“exempt-interest dividends.” The Preferred Shareholder Gross-Up is calculated (i) without consideration being given to the time value of money, (ii) assuming that no holder of RVMTP Shares is subject to the federal alternative minimum tax, and (iii) assuming that the portion of any dividend distribution (including the amount of the Preferred
Shareholder Gross-Up) that is not an exempt interest dividend would be taxable (x), in the hands of the initial purchaser of the RVMTP Shares (or certain of its affiliates), at the maximum marginal regular federal corporate income tax rate (or, in the case of a California Holder of the
RVMTP Shares, the maximum marginal combined regular federal and
California corporate income tax rate, taking account of the federal income tax deductibility of state and local taxes paid or incurred), and
(y) in the case of any other holder, at the greater of (a) the maximum marginal regular federal individual income tax rate (or, in the case of a
California Holder of the RVMTP Shares, the maximum marginal
combined regular federal and California individual income tax rate, taking account of the federal income tax deductibility of state and local taxes paid or incurred) (taking into account the 3.8% Medicare contribution tax on net investment income) applicable to ordinary income or net capital gain, as applicable, or (b) the maximum marginal regular federal corporate income tax rate (or, in the case of a California
Holder of the RVMTP Shares, the maximum marginal combined regular federal and California corporate income tax rate, taking account of the federal income tax deductibility of state and local taxes paid or incurred)
applicable to ordinary income or net capital gain, as applicable, in each case disregarding the effect of any state or local taxes other than
California taxes, as applicable. Any Preferred Shareholder Gross-Up will reduce the amount that would otherwise be distributable to Common
Shareholders.

Outstanding Securities [Table Text Block]
The following table shows, for each class of authorized securities of the
Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of March 31,
2026
:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under Column (3)
Institutional Class Common Shares	Unlimited	0	10,945,696
Class A-1 Common Shares	Unlimited	0	1,248,486
Series 2054 RVMTP Shares	Unlimited	0	250

Limited Prior History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Limited Prior History The Fund is a diversified, closed-end management investment company with a limited history of operations and is designed for long-term investors and not as a trading vehicle.
AMT Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
AMT Bonds Risk
Investments by the Fund in “AMT Bonds,” which are municipal
securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the
Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset.
Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Municipal Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Bond Risk
Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which the Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of the Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds, particularly below investment grade bonds in which the Fund may invest, also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.
The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer.
Budgetary constraints of local, state and federal governments upon which the issuers may be relying for funding may also impact
Municipal Bonds.
Laws, referenda, ordinances or regulations enacted in
the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses.
The differences in priorities, perspectives and economic
interests of bondholders and taxpayers or users of facilities financed by municipal bonds may affect the remedies available to the Fund in the event of a default.
Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in municipal bonds in a particular state or geographic region. Municipal securities may also have exposure to potential risks resulting from climate change
and environmental events
,
including extreme weather, flooding
,
fires and other natural disasters
.
Climate risks, if materialized, can adversely impact a municipal issuer’s financial plans in current or future years or may impair a funding source for
municipal issuer’s revenue bonds. As a result, the impact of climate risks could adversely impact the value of the Fund’s municipal securities investments.
The Fund may invest in trust certificates issued in tender option bond programs. In these programs, a trust typically issues two classes of certificates and uses the proceeds to purchase municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates.
There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.
Certain tender option bonds may be less liquid or may become less liquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. The Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Fund’s control, which could require the Fund to dispose of portfolio investments at inopportune times and prices. The Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk. The use of tender option bonds will impact the Fund's duration and cause the Fund to be subject to increased duration and interest rate risk.
The Fund may invest in revenue bonds, which are typically issued to fund a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; and hospitals. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source or annual revenues, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.
The Fund may invest in pre-refunded Municipal Bonds. Pre-refunded
Municipal Bonds are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded Municipal Bonds commonly referred to as
“escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by the Fund is funded from securities in a designated escrow account that holds
U.S. Treasury securities or other obligations of the U.S. Government
(including its agencies and instrumentalities (“Agency Securities”)). As the payment of principal and interest is generated from securities held in an escrow account established by the municipality and an
independent escrow agent, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. Pre-refunded and/or escrowed to maturity Municipal
Bonds may bear an investment grade rating (for example, if re-rated by a rating service or, if not re-rated, determined by PIMCO to be of comparable quality) because they are backed by U.S. Treasury securities,
Agency Securities or other investment grade securities. For the avoidance of any doubt, PIMCO’s determination of an issue’s credit rating will generally be used for compliance with the Fund’s investment parameters when an issue either loses its rating or is not re-rated upon pre-refunding. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bond do not guarantee the price movement of the bond before maturity. Issuers of municipal bonds refund in advance of maturity the outstanding higher cost debt and issue new, lower cost debt, placing the proceeds of the lower cost issuance into an escrow account to pre-refund the older, higher cost debt. Investment in pre-refunded municipal bonds held by the Fund may subject the Fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if the Fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.
The Fund may invest in participations in lease obligations or installment purchase contract obligations of municipal authorities or entities.
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain municipal lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a
“non-appropriation” lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult.
Municipal securities are also subject to interest rate, credit, and liquidity risk.
Interest Rate Risk
.
The value of municipal securities, similar to
other fixed income securities, will likely drop as interest rates rise in the general market. Conversely, when rates decline, bond prices generally rise.
Credit Risk
.
The risk that a borrower may be unable to make
interest or principal payments when they are due. Funds that invest in municipal securities rely on the ability of the issuer to service its debt.
This subjects the Fund to credit risk in that the municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its financial obligations. Municipal issuers with significant debt service requirements, in the near-to mid-term;
unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. To the extent the Fund invests in lower quality or high yield municipal securities, it may be more sensitive to the adverse credit events in the municipal market.
The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issues.
Liquidity Risk
.
The risk that investors may have difficulty finding a
buyer when they seek to sell, and therefore, may be forced to sell at a discount to the market value. Liquidity may sometimes be impaired in the municipal market and because the Fund primarily invests in municipal securities, it may find it difficult to purchase or sell such securities at opportune times. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity.
Liquidity can decline unpredictably in response to a variety of factors, including overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity also may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances. Depending on the particular issuer and current economic conditions, municipal securities could be deemed more volatile investments.
In addition to general municipal market risks, different municipal sectors may face different risks. For instance, general obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality's ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.
Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid.
Private activity bonds are yet another type of municipal security.
Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond.
Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default.
In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors relative to taxable income. Lower income tax rates potentially reduce the advantage of owning municipal securities.
Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.
Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.

Puerto Rico Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Puerto Rico-Specific Risk
The Fund invests in Municipal Bonds issued by Puerto Rico or its instrumentalities and may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments that impact the ability or obligation of
Puerto Rico municipal issuers to pay interest or repay principal or otherwise affect the value of such securities. Certain issuers of Puerto
Rico Municipal Bonds have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to pay principal or interest on their obligations. Provisions of the Puerto Rico Constitution and Commonwealth laws, including a federally appointed oversight board to oversee the Commonwealth’s financial operations, which limit the taxing and spending authority of
Puerto Rico governmental entities may impair the ability of Puerto Rico issuers to pay principal and/or interest on their obligations. Puerto Rico’s economy has sizable concentrations in certain industries, such as the manufacturing and service industries, and may be sensitive to economic problems affecting those industries. Future Puerto Rico-related developments, such as political and economic developments,
constitutional amendments, legislative measures, executive orders, administrative regulations, litigation, debt restructuring, tax base erosion, changes in trade policies or tariffs affecting Puerto Rico's economy and voter initiatives as well as environmental events, natural disasters, pandemics, epidemics or social unrest could have an adverse effect on the debt obligations of Puerto Rico issuers.

Municipal Project Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Project-Specific Risk
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in general obligation bonds, particularly if there is a large concentration from issuers in a single state. The value of municipal securities can be affected by the political, economic, legal, and legislative landscape of the particular issuer’s locality, municipal sector events or actual or perceived changes in economic, social, or public health conditions. In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal Project Housing Related Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Project Housing-Related Risk
The Fund may invest in the bonds of projects focused on low-income, affordable or other housing developments and businesses located in low-income areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects, such as the requirement that the owners of these affordable housing developments rent or sell certain residential units to persons or families of low or moderate income and that the amount of rent that may be charged for these units may be less than market rates. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in order to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related bonds or loan on a timely basis. In the event that a project owner is unable to pay all such costs, expenses and debt service, a default on the related bonds or loan is likely to occur.
Moreover, as a result of economic, market and other factors, the risks of the Fund’s investment in such municipal project housing-related securities may be heightened due to the possibility of reduced tax or other revenue available to issuers of municipal project housing-related securities causing an increase of budgetary and financial pressure on either the municipality or other issuers of municipal securities.

Loans and Other Indebtedness Loan Acquisitions Participations and Assignments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Other Indebtedness; Loan Acquisitions,
Participations and Assignments Risk
Loan interests may take the form of (i) direct interests acquired during a primary distribution or other purchase of a loan, (ii) loans originated by the Fund or (iii) assignments of, novations of or participations in all or a portion of a loan acquired in secondary markets. In addition to credit risk and interest rate risk, the Fund’s exposure to loan interests may be subject to additional risks. For example, purchasers of loans and other forms of direct indebtedness depend primarily upon the
creditworthiness of the borrower for payment of principal and interest.
Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the value of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the
Fund’s share price and yield could be adversely affected. Loans that are fully secured may offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal if the Fund is able to access and monetize the collateral. However, the collateral underlying a loan, if any, may be unavailable or insufficient to satisfy a borrower’s obligation. If the Fund becomes owner, whole or in part, of any collateral after a loan is foreclosed, the Fund may incur costs associated with owning and/or monetizing its ownership of the collateral.
During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce a Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn could also lead to a higher non-payment rate and, a loan may lose significant market value before a default occurs.
Investments in loans through a purchase of a loan, loan origination or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral.
Moreover, the purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans.
The Fund may obtain exposure to loans made to private investment vehicles, including private funds that are not registered under the 1940
Act. Such loans may be for various purposes, including but not limited to, subscription line or “sub-line” credit facilities secured by the uncalled capital commitments of such private investment vehicles’ investors.
Although such capital commitments are typically subject to legally binding agreements, there can be no assurance that the investors will meet their funding obligations when called. As a result, the Fund may be subject to the risk of delay or default in repayment of the loan, which could negatively impact the Fund's performance. Additionally, the Fund may face liquidity risks if the private investment vehicle is unable to draw on capital commitments in a timely manner.
In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the loan participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
A bankruptcy
court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled or extended the time for payment. A court could subordinate the Fund's rights to the rights of other creditors of the borrower under applicable law. Various laws enacted for the protection of borrowers may apply to loans, and a bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect principal and interest payments on such loans.
Certain loan participations may be structured in a manner
designed to prevent purchasers of participations from being subject to the credit risk of the lender, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation impaired.
The Fund may have difficulty disposing of loans and loan participations.
Because there may not be a liquid market for many such investments, the Fund anticipates that such investments could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Investments in loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans may include acquisitions of, or participation in, delayed draw and delayed funding loans and revolving credit facilities.
These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).
Delayed draw and delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Further, the Fund may need to hold liquid assets in order to provide funding for these types of commitments, meaning the Fund may not be able to invest in other attractive investments, or the Fund may need to liquidate existing assets in order to provide such funding.
More generally, sales of the Fund's portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.
The Fund may invest in loans used to finance the cost of construction, acquisition, development, and/or rehabilitation of a property including, but not limited to, development of single-family for-sale homes, multi-family rentals and/or commercial facilities. Such construction lending may expose the Fund to increased risk of non-payment and loss because the loan is not backed by a finished project. Such risk may depend on the nature of the construction and the relevant counterparty or counterparties, which may include, but not be limited to, homebuilders, private developers and/or entities with limited capital.
Repayment of these types of loans may depend on the borrower’s ability to secure permanent “take-out” financing, which requires the successful completion of the project, or operation of the property with an income stream sufficient to meet operating and loan expenses. In addition, these types of loans are subject to the risk of errors in estimations of the property’s value at completion of construction and the estimated cost of construction, as well as the risk that the projects may not be completed and have limited liquidity.
To the extent the Fund invests in loans, or originates loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called “broken deal costs”).
Restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement p
eri
ods of
greater than seven days, which may result in cash not being
immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of
such
risks involved in investing in loans, an
investment in the Fund should be considered speculative.
The Fund’s investments in subordinated and unsecured loans generally are subject to similar risks as those associated with investments in secured loans. Subordinated or unsecured loans are lower in priority of payment to secured loans and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated and unsecured loans generally have greater price volatility than secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in subordinated or unsecured loans, which would create greater credit risk exposure for the holders of such loans. Subordinate and unsecured loans share the same risks as other below investment grade securities.
There may be less readily available information about most loans and the underlying borrowers than is the case for many other types of securities. Loans may be issued by borrowers that are not subject to SEC reporting requirements and therefore may not be required to file reports with the SEC or may file reports that are not required to comply with
SEC form requirements. In addition, such borrowers may be subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Because there is limited public information available regarding loan investments, the
Fund is particularly dependent on the analytical abilities of the Fund’s
Investment Manager
.
Economic exposure to loan interests through the use of derivative transactions may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution, through direct originations or through assignments of, novations of or participations in a loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.

Loan Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risk
The Fund may invest in and/or originate loans, including, without limitation, to, on behalf of, authorized by, sponsored by, and/or in connection with a project for which authority and responsibility lies with one or more U.S. states or territories, cities in a U.S. state or territory, or political subdivisions, agencies, authorities or instrumentalities of such states, territories or cities, which may be in the form of, and without limitation as to a loan's level of seniority within a capital structure, whole loans, assignments, participations, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments, including to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. The Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the
Code in order to qualify as a RIC. The loans acquired by the Fund may be of the type that count towards the Fund’s 80% policy or they may be loans that produce income that is subject to regular federal income tax.
The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments having high exposure to certain borrowers. The Fund will be responsible for the expenses associated with originating a loan (whether or not
consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and Common
Shareholders.
Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state attorneys general, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the
Fund engages in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

California State Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
California State
-Specific Risk
The Fund invests in
municipal bonds issued by or on behalf of the State
of California and its political subdivisions,
financing authorities and their
agencies
,
and therefore may
be affected significantly by
economic,
regulatory
, social,
environmental or public health developments
affecting the ability of California tax-
exempt
issuers to pay interest or
repay principal
or otherwise affect the value of such securities
. Certain
issuers of
California municipal bonds have experienced serious financial difficulties in the past, including credit rating downgrades, and the
reoccurence
of these difficulties may impair
the ability of certain
California issuers
to pay principal or interest on their obligations
particularly given large budget deficits
. Provisions of the
California
Constitution and
State statutes
that
limit the taxing and spending
authority of
California
governmental entities may impair the ability of
California
issuers to pay principal and/or interest on their obligations.
While California
’s economy
is broad,
it does have major concentrations
in advanced technology
,
aerospace and defense-related
manufacturing
,
trade, entertainment,
real estate and financial services
, and may be
sensitive to economic problems affecting those industries
,
and its
government
revenues
tend to rely heavily on certain earners
(revenues
therefore are likely to be more volatile and to be adversely affected if the number of such earners (or their recognized income within a particular period of time) decreases). Future California
political and
economic developments,
including
constitutional amendments,
legislative measures, executive orders, administrative regulations, litigation
and voter initiatives as well as environmental events
or natural
disasters
,
including but not limited to an earthquake or a wildfire
,
pandemics, epidemics or social unrest could
create a major dislocation
of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities and
have an adverse effect on the debt obligations
of
California
issuers.

New York State Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New York State-Specific Risk
The Fund may invest in municipal bonds issued by or on behalf of the
State of New York and its political subdivisions, financing authorities and their agencies, and therefore may be affected significantly by political, economic, social, environmental or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal or otherwise affect the value of such securities. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, including credit rating downgrades, and reoccurrence of these difficulties may impair the ability of certain
New York issuers to pay principal or interest on their obligations, particularly given large budget deficits that have been identified and may continue. Provisions of the New York Constitution and State statutes which limit the taxing and spending authority of New York governmental entities may impair the ability of New York issuers to pay principal and/or interest on their obligations. While New York’s economy is broad, it does have major concentrations in certain industries, such as financial services, and may be sensitive to economic problems affecting those industries, and its government revenues tend to rely heavily on certain earners (revenues therefore are likely to be more volatile and to be adversely affected if the number of such earners (or their recognized income within a particular period of time) decreases). Future New York political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives as well as environmental events, natural disasters, pandemics, epidemics or social unrest could have an adverse effect on the debt obligations of New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The economic and financial condition of New York also may be affected by various financial, social, economic, environmental, political and geopolitical factors.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities.
The Fund also faces the risk that insurance
coverage may become unavailable or prohibitively expensive for certain municipal securities.
If the insurer of a municipal security suffers a
downgrade in its credit rating
,
or
is subject to an actual or perceived
deterioration in its credit quality, or
the market discounts the value of
the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or inc
om
e from the
Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and
Common Shares.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (
e.g.
, declining interest rates, changes in credit spreads and
improvements in the issuer’s credit quality)
, and changes in the rate at
which prepayments or redemptions occur can affect the return on investment of these securities
. If an issuer calls a security in which the
Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the
Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
To the extent consistent with the applicable liquidity requirements for interval funds under Rule 23c-3 of the Act, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale
, capital controls, delays or
limits on repatriation of local currency, or insolvency of local governments
. Additionally, the market for certain investments may
become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer, such as during
changes in
interest rates,
elevated
volatility,
market or geopolitical disruptions
, economic uncertainty or
public health crises
. There can be no assurance that an investment that
is deemed to be liquid when purchased will continue to be liquid while it is held by a fund and/or when a fund wishes to dispose of it. Bond markets have consistently grown over
time
while the capacity for
traditional dealer counterparties to engage in fixed income trading has not kept pace
with the growth of bond markets and may remain
constrained
. As a result, dealer inventories of corporate bonds, which
provide a core indication of the ability of financial intermediaries to
“make markets,”
remain limited relative to the size of the market
.
Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets
,
especially
during periods of economic
uncertainty
or market stress
.
In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund's principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.
Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers)
and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations.
The actions of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
As described under “Periodic Repurchase Offers” above, the Fund is an
“interval fund” and, in order to provide liquidity to shareholders, the
Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5%
and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the Act.
The Fund currently expects to conduct quarterly repurchase offers for
10% of its outstanding Common Shares under ordinary circumstances.
The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the
Fund’s investment performance. Moreover, diminution in the size of the
Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The
Fund may accumulate cash by holding back (i.e., not reinvesting)
payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect
Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2%
of the Fund’s outstanding shares as of the date of the Repurchase
Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the
Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may accept all Common Shares tendered for repurchase by shareholders who own less than one hundred Common
Shares and who tender all of their Common Shares, before prorating
Common Shares tendered by other shareholders; provided that, if a shareholder holds shares through a financial intermediary, such intermediary may not be willing or able to arrange for this treatment on such shareholder's behalf. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
To the extent that the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), the Fund may be subject to greater levels of
market risk,
credit risk, call risk and liquidity risk than funds that do not invest in such securities, which could have a negative effect on the
NAV of the Fund’s Common Shares or Common Share dividends.
High
yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly leveraged or indebted than other companies, or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments.
These securities
are considered predominantly speculative by rating agencies with respect to an issuer’s continuing ability to make principal and interest payments, and their value may be more volatile than other types of securities. An economic downturn or individual issuer developments could adversely affect the market for these securities and reduce the
Fund’s ability to sell these securities at an advantageous time or price.
An economic downturn could also lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks.
High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities.
Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities.
A lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain
circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. Because of the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.
In general, lower rated debt securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative effect on a Fund. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are commonly referred to as “high yield” securities or “junk bonds.” High yield securities involve a greater risk of default, and their prices are generally more volatile and sensitive to actual or perceived negative developments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. A Fund may purchase stressed or distressed securities that are in default or the issuers of which are in bankruptcy, which involve heightened risks. An economic downturn could severely affect the ability of issuers
(particularly those that are highly leveraged) to service or repay their debt obligations. Lower-rated securities are generally less liquid than higher-rated securities, which may have an adverse effect on a Fund’s ability to dispose of them.
High yield securities are particularly sensitive
to adverse economic
,
market,
industry or issuer-specific developments,
which may result in an increased incidence of default. During periods of
deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), high yield securities are particularly susceptible to credit and default risk as delinquencies and losses could increase, and such increases could be sudden and significant. An economic downturn or individual issuer developments could adversely affect the market for these investments and reduce a Fund’s ability to sell these investments at an
advantageous time or price. These types of developments could cause high yield securities to lose significant market value, including before a default occurs only at prices lower than if such securities were widely traded.
In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.
To the extent the Fund focuses on below investment grade debt obligations, PIMCO’s capabilities in analyzing credit quality and associated risks will be particularly important, and there can be no assurance that PIMCO will be successful in this regard. Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative. See “The Fund’s Investment
Objectives and Strategies—Portfolio Contents—High Yield Securities”
for additional information.
The Fund’s credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a rating agency or PIMCO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, PIMCO may consider factors including, but not limited to, PIMCO's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. Analysis of creditworthiness may be more complex for issuers of high yield securities than for issuers of higher quality debt securities.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
The market price of securities owned by the Fund may
fluctuate
,
sometimes rapidly or unpredictably. Securities may decline in value due to
a variety of
factors affecting
(or perceiving to affect)
securities
markets generally or particular industries
,
sectors
or companies
represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, levels
of public debt and deficits,
changes in inflation, interest or currency
rates, financial system instability, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, actual or threatened war or military conflict, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political
and regulatory
changes, diplomatic developments or the imposition of sanctions and other similar measures, including the imposition of tariffs, or other
U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics)
,
and
natural/environmental disasters
or events, climate-change and climate
related events
can all negatively impact the securities markets, which
could cause the Fund to lose value.
This includes reliance on global
supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters.
These events could reduce consumer
demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.
As computing technology and data analytics
continually
advance, there
has been
an increasing
trend towards machine driven and artificially
intelligent trading systems, particularly
providing such systems with
increasing levels of autonomy in trading
decisions
. Regulators of
financial markets have become increasingly focused on the potential impact of artificial intelligence on investment activities and may issue regulations that
are intended to
affect the use of artificial technology in
trading activities. Any such regulations may not have the
intended
effect
on financial markets
. Moreover, advancements in artificial intelligence
and other technologies may
suffer from
the introduction of errors,
defects or security vulnerabilities
which can go undetected.
Issues in the
construction and implementation of AI systems and models (including software issues, issues related to the use of artificial intelligence and machine learning (AI), and other technological issues) may adversely impact the Fund. AI systems may contain design flaws or faulty assumptions, rely on incomplete or inaccurate data inputs, and may be difficult to interpret or audit.
The potential speed of such trading and
other technologies may exacerbate the impact of any such incidents, particularly where such
flaws
are exploited by other artificially
intelligent systems
and may act
to impair or prevent the intervention of
a human control.
The
domestic political environment, as well as political and diplomatic events within the United States and abroad,
such as
the U.S.
budget
and
deficit reduction plan and foreign policy tensions
with foreign nations,
including embargoes
,
tariffs, sanctions, trade wars, and other similar
developments,
has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns
,
U.S.
foreign policy, the imposition of tariffs, or other
U.S.
economic policies and any related domestic and/or geopolitical tensions
may affect investor and consumer confidence and may
adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and
quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. To the extent that
the
Fund has focused its investments
in
a
region enduring geopolitical market disruption will face higher risks of loss
. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.
When
inflationary price movements
occur
, fixed income securities
markets may experience heightened levels of interest rate, volatility and liquidity risk. Interest rate increases in the future could cause the value of a fund that invests in fixed income securities to decrease
, which could
force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund and its shareholders
.
Higher interest rates generally lower the values of
real estate
-
related
assets.
When this does not occur as expected, it presents an increased risk of a correction or severe downturn in
real estate-related asset
prices, which could, by extension, adversely impact the value of other investments
(
such as loans, securitized debt and other fixed income
securities
)
. Such an impact could materialize in one real estate sector and not another, or in a different manner in different real estate sectors.
Examples of the
risks faced by real estate-related assets include: tenant
vacancy rates,
increased
tenant turnover and tenant concentration
;
general
real estate
headwinds,
including
delinquencies and difficulties in
collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations);
decreases in
property values
;
increases in
inflation,
upkeep costs and other expenses
;
fluctuations in rents;
and increased
concentration
in
ownership of certain types of properties
.
Exchanges and securities markets may close early, close late or issue trading halts on specific securities
, which may result in, among other
things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments.
In addition, the Fund may rely on various third-party
sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated NAV, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.
Municipal Bond Market Risk.
The amount of public
information available about the municipal bonds in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be
more dependent on the analytical abilities of PIMCO than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly below invest
me
nt grade bonds in
which the Fund may invest, also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal bonds at attractive prices or value municipal bonds.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO will apply investment techniques and risk analysis
and may,
in
some cases, use proprietary models that
are developed and maintained by PIMCO in
making investment
decisions for the Fund
, or may determine that certain factors are more
significant than others
. There can be no guarantee that these decisions
will produce the desired results or that the due diligence conducted by
PIMCO
will expose all material risks associated with an investment.
Additionally, PIMCO
may not be able to identify suitable investment
opportunities and may face competition from other investment managers when identifying and consummating certain investments, or may determine that certain factors are more significant than others.
Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired, including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to the Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or
perceived
conflicts of interest or other
considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO
may determine to
purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund.
Additionally,
legislative, regulatory
or tax
developments may
adversely
affect management
of the Fund
.
The Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Please refer to
“Portfolio Managers - Conflicts of Interest” in the SAI for further information. Additionally, actual or perceived conflicts of interest may affect the investment techniques available to PIMCO in connection with managing the Fund, may cause PIMCO to restrict or prohibit
participation in certain investments and may also adversely affect the ability of the Fund to achieve its investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of the services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objectives.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such
NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate.
For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower-yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the
Investment Manager believes
the current
holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels and the market price, NAV and/or overall return of the Common Shares.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund’s use of leverage (as described under “Use of Leverage” in the body of this prospectus) creates the opportunity for increased Common
Share net income, but also creates special risks for Common
Shareholders (including an increased risk of loss). To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the
Fund to greater risk and increased costs. The Fund’s assets attributable to any outstanding Preferred Shares or the net proceeds that the Fund obtains from its use of tender option bonds, derivatives or other forms of leverage, if any, will be invested in accordance with the Fund’s investment objectives and policies as described in this prospectus.
Dividends payable with respect to any Preferred Shares outstanding and interest expense payable by the Fund with respect to any tender option bonds, derivatives and other forms of leverage
,
and dividends payable
with respect to preferred shares outstanding, if any,
will generally be
based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return
(net of applicable Fund expenses) than the dividend rate on any
Preferred Shares outstanding, including the Preferred Shareholder
Gross-Up, and the interest expenses and other costs to the Fund of such other leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to Common Shareholders than if the Fund were not so leveraged.
There can be no assurance these circumstances will occur.
If,
however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage
(including interest expenses on tender option bonds and the dividend rate on any outstanding Preferred Shares, including the Preferred
Shareholder Gross-Up) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to Common Shareholders. When the Fund reduces or
discontinues its use of leverage (“deleveraging”), which it may be required to do at inopportune times, it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund's net asset value. Deleveraging involves complex operational processes, including the coordination of asset sales, repayment of debt, and potential restructuring of the Fund's capital and may involve significant costs, including transaction costs associated with the sale of portfolio securities, prepayment penalties on borrowed funds, and, if applicable, fees related to the redemption of preferred shares. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate
changes and other market risks
. The Fund may
continue to use leverage even if available financing rates are higher than anticipated returns, including, for example, in cases where deleveraging, including any expenses related thereto, might be viewed as detrimental to the Fund’s portfolio. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the
Common Shareholders (and not by Preferred Shareholders, if any) and
will reduce the investment return of the Common Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Common Shares, and it may result in losses. In addition, any Preferred Shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.
Leverage creates several major types of risks for Common Shareholders, including:
■
the likelihood of greater volatility of NAV of Common Shares, and of the investment return to Common Shareholders, than a
comparable portfolio without leverage;
■
the possibility either that Common Share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on
Common Shares will fluctuate because such costs vary over time;
and
■
the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not
leveraged.
In addition, the counterparties to the Fund’s leveraging transactions and any Preferred Shareholders of the Fund will have complete priority of payment over the Fund’s Common Shareholders.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.
There is no assurance that reverse repurchase agreements can be successfully employed. Dollar roll/
buyback
transactions involve the risk
that the market value of the securities the Fund is required to purchase may decline below the agreed upon
repurchase
price of those securities.
Successful use of dollar rolls/
buybacks
may depend upon the Investment
Manager’s ability to correctly predict interest rates and prepayments.
There is no assurance that dollar rolls/
buybacks
can be successfully
employed. In connection with reverse repurchase agreements and dollar rolls/
buybacks
, the Fund will also be subject to counterparty risk with
respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.
The Fund may engage in total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts (including foreign currency exchange contracts), call and put options or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common
Shareholders. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.
Any total return swaps, reverse repurchases, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, basis swaps and other swap agreements, purchases or sales of futures and forward contracts
(including foreign currency exchange contracts), call and put options or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have seniority over the Fund’s
Common Shares.
In addition to tender option bonds and any future issuance of Preferred
Shares, the Fund may engage in other transactions that may give rise to a form of leverage including, among others loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases, or other derivatives. The Fund’s use of such transactions gives rise to associated leverage risks described above, and may adversely affect the Fund’s income, distributions and total returns to Common Shareholders. The
Fund may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged through use of these derivative strategies.
See “Use of Leverage.”
The Fund is required to satisfy certain regulatory and rating agency asset coverage requirements in connection with its use of Preferred Shares.
Accordingly, any decline in the net asset value of the Fund’s investments could result in the risk that the Fund will fail to meet its asset coverage requirements for any such Preferred Shares or the risk of the Preferred
Shares being downgraded by a rating agency. The Fund’s current investment income might not be sufficient to meet the dividend requirements on preferred shares outstanding. In order to address these types of events, the Fund might need to liquidate investments in order to fund a redemption of some or all of Preferred Shares. Liquidations at inopportune times or at times of adverse economic conditions may result in a loss to the Fund. At other times, these liquidations may result in gain at the Fund level and thus in additional taxable distributions to
Common Shareholders. See “Tax Matters” for more information. Any
Preferred Shares, total return swaps, reverse repurchases, tender option bonds, loans of portfolio securities, short sales and when-issued, delayed delivery and forward commitment transactions, credit default swaps, reverse repurchases or other derivatives by the Fund or counterparties to the Fund’s other leveraging transactions, if any, would have
seniority over the Fund’s Common Shares.
When the Fund issues Preferred Shares, the Fund pays (and the
Common Shareholders bear) all costs and expenses relating to the issuance and ongoing maintenance of Preferred Shares. In addition, holders of any Preferred Shares issued by the Fund would have complete priority over Common Shareholders in the distribution of the
Fund’s assets. Furthermore, Preferred Shareholders, voting separately as a single class, have the right to elect two members of the Board at all times and to elect a majority of the trustees in the event two full years’
dividends on the Preferred Shares are unpaid, and also have separate class voting rights on certain matters. Accordingly, Preferred
Shareholders may have interests that differ from those of Common
Shareholders, and may at times have disproportionate influence over the Fund’s affairs.
Because the fees received by the Investment Manager may increase depending on the types of leverage utilized by the Fund, the Investment
Manager has a financial incentive for the Fund to use certain forms of leverage, which may create a conflict of interest between the Investment
Manager, on the one hand, and the Common Shareholders, on the other hand.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may, but is not required to, utilize a variety of derivative instruments (both long and short positions) for investment or risk management purposes.
Derivatives or other similar instruments (referred to collectively as
“derivatives”) are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
For example, the Fund may use derivative instruments for purposes of increasing liquidity, providing efficient portfolio management, broadening investment opportunities (including taking short or negative positions), implementing a tax or cash management strategy, gaining exposure to a particular security or segment of the market, modifying the effective duration of the Fund’s portfolio investments and/or enhancing total return.
Investments in derivatives may take the form of buying and/or writing
(selling) derivatives, and/or the Fund may otherwise become an obligor under a derivatives transaction. These transactions may produce short-term capital gains in the form of premiums or other returns for the
Fund (which may support, constitute and/or increase the distributions paid by, or the yield of, the Fund) but create the risk of losses that can significantly exceed such current income or other returns. For example, the premium received for writing a call option may be dwarfed by the losses the Fund may incur if the call option is exercised, and derivative transactions where the Fund is an obligor can produce an up-front benefit, but the potential for leveraged losses. The distributions, or distribution rates, paid by the Fund should not be viewed as the total returns or overall performance of the Fund. These strategies may also produce adverse tax consequences (for example, the Fund’s income and gain-generating strategies may generate current income and gains taxable as ordinary income) and limit the Fund’s opportunity to profit or otherwise benefit from certain gains. The Fund may enter into opposing derivative transactions, or otherwise take opposing positions. Such transactions can generate distributable gains (which, as noted
elsewhere, may be taxed as ordinary income) and create the risk of losses and NAV declines.
The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives may increase market exposure and are subject to a number of risks including leverage risk, liquidity risk
(which may be heightened for highly-customized derivatives), interest rate risk, market risk, counterparty (including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), management risk, risks arising from changes in applicable regulatory requirements,
governmental risk,
sanctions risk,
risks arising from margin requirements and risks arising
from mispricing or valuation complexity (including the risk of improper valuation),
as well as the risks associated with the underlying asset,
reference rate or index
. They also involve the risk that changes in the
value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions.
In addition, the use of derivatives may
cause the Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio.
Certain
derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may utilize asset segregation and posting of collateral for risk management or other purposes. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the
Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Common Shareholders.
Non-centrally-cleared
over
-the-counter (“OTC”) derivatives are also
subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker, or the clearinghouse itself.
Derivatives that are cleared by a central clearing organization can still be subject to different risks, including the creditworthiness of the central clearing organization and its members.
In addition, derivatives that are traded on an exchange are subject to the risk that an exchange may limit the maximum daily price fluctuation of a derivative contract and restrict or suspend trading of a contract that has reached a limit. Such limit governs only price movements of a contract during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. A daily limit may be reached for several consecutive days with little or no trading.
Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments
or other similar investments
, it is important to consider that
certain derivative transactions
,
absent a default or termination event,
may
only
be modified or terminated
by mutual consent of the Fund and
its counterparty.
Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the
Fund’s position in the derivative instrument by entering into a similar contract but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
The Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies (“paired swap transactions”), and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains).
Consequently, Common Shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in the Fund, at a time when their investment in the Fund has declined in value, which tax may be at ordinary income rates.
In
addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates), potentially subjecting shareholders of the Fund to adverse tax consequences.
The tax treatment of certain derivatives in
which the Fund invests may be unclear and thus subject to
recharacterization. Any recharacterization of payments made or received by the Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective.
Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. In addition, derivatives used for hedging may partially protect the Fund from the risks they were intended to hedge yet not fully mitigate the impact of such risks. The regulation of the derivatives markets has increased over time, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the
Fund to lose value.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk
Credit default swap agreements may involve greater risks than if the
Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, the Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. The Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.
The market for credit default swaps has become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the credit default swap contract (whether a clearing corporation or another third party). If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
The Fund may
obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
Certain securities in which the Fund invests may be less liquid and more difficult to value than other types of securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. See
“How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the
Fund or held by special purpose or structured vehicles in which the Fund invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. In the event that the Fund enters into a derivative transaction with a counterparty that subsequently becomes insolvent or becomes the subject of a bankruptcy case, the derivative transaction may be terminated in accordance with its terms and the Fund’s ability to realize its rights under the derivative instrument and its ability to distribute the proceeds could be adversely affected. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the
Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to any underlying security or asset. The
Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent. While the Fund may seek to manage its counterparty risk by transacting with a number of counterparties, concerns about the solvency of, or a default by, one large market participant could lead to significant impairment of liquidity and other adverse consequences for other counterparties.

Confidential Information Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Confidential Information Access Risk
In managing the Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public information
(“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. For example, an issuer of privately placed loans considered by the Fund may offer to provide PIMCO with financial information and related documentation regarding the issuer that is not publicly available. Pursuant to applicable policies and procedures,
PIMCO may (but is not required to) seek to avoid receipt of Confidential
Information about such issuers so as to avoid possible restrictions on its ability to purchase and sell investments on behalf of the Fund and other clients to which such Confidential Information relates. In such circumstances, the Fund (and other PIMCO clients) may be
disadvantaged in comparison to other investors, including with respect to the price the Fund pays or receives when it buys or sells an investment. Further, PIMCO’s and the Fund’s abilities to assess the desirability of proposed consents, waivers or amendments with respect to certain investments may be compromised if they are not privy to available Confidential Information. PIMCO may also determine to receive such Confidential Information in certain circumstances under its applicable policies and procedures. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Private Placements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements Risk
A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable
non-U.S. law, to certain institutional and qualified individual purchasers, such as the Fund. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. See “Principal
Risks of the Fund - Liquidity Risk.” Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks. See “Principal Risks of the Fund - Valuation Risk.” The Fund may
also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.

Privacy and Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Risk
The GLBA and other laws limit the disclosure of certain non-public personal information about a consumer to non-affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non- affiliated third parties. Many states and a number of
non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’
personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade
Commission and SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds.
U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly. The Fund generally does not intend to obtain or hold borrowers’ non-public personal information, and the Fund has implemented procedures reasonably designed to prevent the disclosure of borrowers’ non-public personal information to the Fund. However, service providers to the Fund or its direct or indirect fully-owned subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its direct or indirect fully-owned subsidiaries, may obtain, hold or process such information.
The Fund and entities that interact with the Fund, including service providers, custodians and platforms are susceptible to operational, information security and related cybersecurity risks. The Fund cannot guarantee the security of non-public personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with the GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of the GLBA and other laws could subject the
Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.

Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Changes Risk
Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the
Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Manager will continue to be eligible for such exemptions.
Moreover, government regulation may have unpredictable and
unintended effects. Legislative or regulatory actions to address perceived liquidity or other issues in fixed income markets generally, or in particular markets such as the municipal securities market, may alter or impair the Fund’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
While there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund will be subject to a more complex regulatory framework, and may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. Actions by governmental entities may also impact certain instruments in which the Fund invests and reduce market liquidity and resiliency.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements, and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk
The Fund may invest up to 5% of its total assets in securities of other investment companies (including those advised by PIMCO), including closed-end funds, exchange-traded funds and other open-end funds, that invest primarily in municipal bonds and other municipal securities of the types in which the Fund may invest directly. When investing in an investment company, the Fund will generally bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the
Fund to additional risks associated with leverage. Due to its own financial interest or other business considerations, the Investment
Manager may choose to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Investment
Manager or its related parties in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by
others. Participation in a cash sweep program where the Fund's uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled
investment vehicles at the end of each day subjects the Fund to the risks associated with the underlying money market funds or cash
management pooled investment vehicles, including liquidity risk.
Applicable law may limit the Fund’s ability to invest in other investment companies. See “Principal Risks of the Fund – Leverage Risk.”

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
The Fund has elected to be treated as a RIC under Subchapter M of the
Code and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are timely distributed (or deemed distributed, as described below) to shareholders. In order to qualify and be eligible for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of the sum of its gross income for such year from certain types of qualifying income, and distribute to its shareholders at least
90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses)
and net tax-exempt income, for such year.
The Fund’s investment strategy will potentially be limited by its intention to continue qualifying for treatment as a RIC
and can limit the Fund’s
ability to continue qualifying as such. The tax treatment of certain of the
Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is uncertain. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify or be eligible for treatment as a RIC.
Income and gains from certain of the Fund's activities may not constitute qualifying income to a RIC for purposes of the 90% gross income test. If the Fund
’
s
income or gain from a particular investment or
activity
were determined to constitute nonqualifying income
,
which in
certain cases may be determined retroactively
,
and
the Fund's
nonqualifying income
from all sources were
to exceed 10% of its gross
income in any taxable year, the Fund would fail to qualify as a RIC unless it
were
eligible to and
did
pay a tax at the Fund level.
See
“Taxation” in the Statement of Additional Information for additional details.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code and were ineligible to or did not otherwise cure such failure, the Fund would be s
ubj
ect to tax on its taxable income at
corporate rates and, when such income is distributed, shareholders would be subject to further tax on such distributions to the extent of the
Fund’s current or accumulated earnings and profits.
To qualify to pay exempt-interest dividends, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from federal income tax as of the close of each quarter of the Fund’s taxable year. Fund distributions reported as exempt-interest dividends are not generally taxable to Fund shareholders for regular U.S. federal income tax purposes, but they may be subject to state and local taxes and/or federal alternative minimum tax. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of the Fund’s taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends.
The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Potential Conflicts of Interest Risk Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk-Allocation of Investment
Opportunities
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the
Fund. The Investment Manager may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the Act, the Investment Manager intends to engage in such activities and may receive compensation from third parties for its services. The results of the Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by the
Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by the Investment Manager or its affiliates, including proprietary accounts, achieve profits on their trading.

Distribution Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk
The Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. The Fund’s distributions may be comprised of a return of capital. In general terms, a return of capital would occur where a Fund distribution (or portion thereof) represents a return of a portion of your investment, rather than net income or capital gains generated from your investment during a particular period. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future.
For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Fund shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments.
Additionally, payments from certain instruments that may be held by the
Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
The distribution rate
is not indicative of the Fund's performance and may not correlate with the actual returns generated by the Fund's investments.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies—Loans of
Portfolio Securities” in the Statement of Additional Information for more details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan. Cash collateral received by the Fund in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Fund bears the risk of such investments.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Investment Manager manages the Fund without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts and other derivative instruments may involve the payment of commissions to futures commission merchants or other intermediaries. Higher portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the
Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact the Fund’s after-tax returns.
The realization of
short-term capital gains may also cause adverse tax consequences for the Fund's shareholders.
See “Tax Matters.”

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
An investment in the Fund, like any fund, can involve operational
and
technology
risks arising from factors such as processing errors,
communication errors,
human errors, inadequate or failed internal or
external processes, failures in systems and technology,
cybersecurity
incidents, the potential use of artificial intelligence and machine learning (AI),
changes in personnel and errors caused by third-party
service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund.
Operational and technology risks
for the issuers could also result in material adverse consequences for such issuers and may cause the Fund's investments in such issuers to lose value.
While the Fund seeks to minimize such events through
controls and oversight, there may still be failures that could cause losses to the Fund.

Market Disruptions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions Risk
The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, geopolitical disputes,
terrorism, social
or political
unrest, recessions,
supply chain disruptions,
tariffs and other restrictions on trade,
sanctions,
market manipulation, government interventions, defaults and
shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures, natural/environmental disasters, climate change and climate related events
,
responses to government actions or
interventions (the threat or imposition of tariffs, trade restrictions, currency restrictions, or similar actions)
which can all negatively impact
the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the
Fund’s investments or the Investment Manager’s operations and the value of an investment in the Fund, its distributions and its returns.
These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the
Fund’s service providers’ ability to fulfill their obligations to the Fund.
Furthermore, events involving limited liquidity, defaults,
non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems.

Geopolitical Conflicts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geopolitical Conflicts Risk
The occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For example,
the armed conflict among the United
States, Israel, and Iran
has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future. In addition,
following
Russia’s large-scale invasion of Ukraine in February 2022, Russia, and other countries, persons and entities that were viewed as having provided material aid to Russia’s aggression against Ukraine, became the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States.
Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies. Additional examples include, but are not limited to, heightened concerns of trade disputes, which could result in increased tariffs, trade restrictions or other retaliatory countermeasures. The extent, duration and impact of geopolitical conflicts and related market impacts are difficult to ascertain, but could be significant and could have significant adverse effects on regional and global economies and the markets for certain securities and commodities, such as oil, natural gas, steel and aluminum, as well as other sectors, and on the Fund’s investments.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
As the use of technology, including cloud-based technology, has become more prevalent
and interconnected
in the course of business,
the Fund is potentially more susceptible to operational and information security risks resulting from breaches in cyber security
, including:
processing and human errors, inadequate or failed internal or external processes, failures in system and technology, errors in algorithms used with respect to Fund operations and changes in personnel
. A breach in
cyber security refers to both intentional and unintentional cyber events from outside threat actors or internal resources that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that renders systems inoperable until
the
ransom is paid, or insider actions (e.g.,
intentionally or unintentionally harmful acts of PIMCO personnel). In addition, cyber security breaches involving the Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, vendors, suppliers, distributors and other third parties), trading counterparties or issuers in which the Fund invests can also subject the Fund to many of the same risks associated with direct cyber security breaches or extortion of company data. PIMCO's use of cloud-based service providers could heighten or change these risks. In addition, work-from-home
arrangements by the Fund, the Investment Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the
Investment Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.
Cyber security failures or breaches may result in financial losses to the
Fund and its shareholders. For example, cyber security failures or breaches involving trading counterparties or issuers in which the Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Like with operational risk in general, the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers in which the Fund may invest, trading counterparties or third-party service providers to the
Fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful.
There is also a risk that cyber security breaches may not be detected. The
Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

Certain Affiliations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Affiliations
Certain broker-dealers may be considered to be affiliated persons of the
Fund and/or the Investment Manager due to their possible affiliations with Allianz SE, the ultimate parent of the Investment Manager, or another Allianz entity. Allianz Asset Management of America LP merged with Allianz Asset Management of America LLC (“Allianz Asset
Management”), with the latter being the surviving entity, effective
January 1, 2023. Following the merger, Allianz Asset Management is
PIMCO’s managing member and direct parent entity. Absent an
exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund’s ability to engage in securities transactions and take advantage of market opportunities.
The 1940 Act imposes significant limits on co-investment with affiliates of the Fund. The Fund has received exemptive relief from the SEC that, to the extent
the Fund
relies on such relief, permits it to (among other
things) co-invest alongside certain other persons in privately negotiated investments, including certain affiliates of the Investment Manager and certain public or private funds managed by the Investment Manager and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments imposes a number of conditions on any co-investments made in reliance on such relief that may limit or restrict
the Fund
’s ability to participate in an investment or
require it to participate in an investment to a lesser extent, which could negatively impact
the Fund
’s ability to execute its desired investment
strategy and its returns. Subject to applicable law, the Fund may also invest alongside other PIMCO managed funds and accounts, including private funds and affiliates of the Investment Manager, without relying on the exemptive relief. Pursuant to co-investment exemptive relief, to the extent
the Fund
relies on such relief, the
Fund
will be able to invest
in opportunities in which PIMCO and/or its affiliates has an investment, and PIMCO and/or its affiliates will be able to invest in opportunities in which a fund has made an investment.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Fund’s Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the
Fund to open-end status. See “Anti-Takeover and Other Provisions in the
Declaration of Trust and Bylaws.”

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk
Certain U.S. government securities, such as U.S. Treasury bills, notes, bonds, and mortgage-related securities guaranteed by the Government
National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of Federal
Home Loan Banks (“FHLBs”) or the Federal Home Loan Mortgage
Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal
National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency, instrumentality or corporation. U.S. government securities are subject to market risk, interest rate risk and credit risk. Although legislation has been enacted to support certain government sponsored entities, including the FHLBs, FHLMC and FNMA, there is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not decrease in value or default. It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the government sponsored entities and the values of their related securities or obligations. In addition, certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.
Yields available from U.S. government debt securities are generally lower than the yields available from such other securities. The values of
U.S. government securities change as interest rates fluctuate.
Periodically, uncertainty regarding the status of negotiations in the
U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain
U.S. government securities, cause the credit rating of the
U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of
U.S. Treasury and other securities, and/or increase the costs of various kinds of debt. If a government-sponsored entity is negatively impacted by legislative or regulatory action (or lack thereof), is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity will be adversely impacted.

Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract,
a repurchase
agreement, a borrower of portfolio securities
or the issuer or guarantor
of collateral, repurchase agreement or a loan of portfolio securities is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue or may be dependent on legislative appropriation or
government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund.
This is especially the case if the Fund consists of securities with widely varying credit ratings. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund
, which would be magnified in the event that
initial or variation margin is not provided by the counterparty to such transaction (or not provided below a certain threshold amount)
.
Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality.
Credit risk includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default. Increasing credit spreads may reduce the market values of the
Fund's investments. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities. Further, credit spread duration
(a measure of credit spread risk) can vary significantly from interest rate duration (e.g., for floating rate debt securities, credit spread duration typically will be higher than interest rate duration). The Fund may add credit spread duration to its portfolio, for example through the use of derivatives (e.g., credit default swaps), even while it has lower interest rate duration. The credit spread duration of the Fund’s portfolio may vary, in some cases significantly, from its interest rate duration. All descriptions of duration in this prospectus refer to interest rate duration unless otherwise noted.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that
fixe
d income securities and other
instruments in the Fund’s portfolio will fluctuate in value because of changes, or the anticipation of changes, in interest rates. For example, as nominal interest rates rise, the value of certain securities held by the
Fund is likely to decrease. Interest rate changes can be sudden and unpredictable, and the Fund may experience losses as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.
Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury
Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase)
in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
A wide variety of factors can cause interest rates or yields of
U.S. Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments.
Risks associated with changes in interest rates may be heightened under certain market conditions, such as during times when the Federal
Reserve raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect a Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the
Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the
Fund uses leverage or derivatives in connection with the management of the Fund which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction
(or not provided below a certain threshold amount).
Convexity is an additional measure used to understand a security’s or
Fund’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, and vice versa, meaning increased sensitivity in prices in response to changes in interest rates.
Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	650 Newport Center Drive
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
Contact Personnel Name	Ryan G. Leshaw
Institutional Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	0.92%	[2]
Dividend Expenses on Preferred Shares [Percent]	1.01%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.11%	[6]
Total Annual Expenses [Percent]	2.14%
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[7]
Net Expense over Assets [Percent]	2.13%	[4]
Institutional Class [Member] | Redeem Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 22	[8]
Expense Example, Years 1 to 3	67	[8]
Expense Example, Years 1 to 5	115	[8]
Expense Example, Years 1 to 10	$ 247	[8]
Class A-1 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	0.92%	[2]
Dividend Expenses on Preferred Shares [Percent]	1.01%	[3],[4]
Distribution/Servicing Fees [Percent]	0.50%
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.11%	[6]
Total Annual Expenses [Percent]	2.64%
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[7]
Net Expense over Assets [Percent]	2.63%	[4]
Class A-1 [Member] | Redeem Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 27	[8]
Expense Example, Years 1 to 3	82	[8]
Expense Example, Years 1 to 5	140	[8]
Expense Example, Years 1 to 10	$ 297	[8]
Class A-2 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%
Management Fees [Percent]	0.92%	[2]
Dividend Expenses on Preferred Shares [Percent]	1.01%	[3],[4]
Distribution/Servicing Fees [Percent]	0.50%
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.11%	[6]
Total Annual Expenses [Percent]	2.64%
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[7]
Net Expense over Assets [Percent]	2.63%	[4]
Class A-2 [Member] | Redeem Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 66	[8]
Expense Example, Years 1 to 3	109	[8]
Expense Example, Years 1 to 5	166	[8]
Expense Example, Years 1 to 10	318	[8]
Class A-2 [Member] | Not Redeem Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	56	[8]
Expense Example, Years 1 to 3	109	[8]
Expense Example, Years 1 to 5	166	[8]
Expense Example, Years 1 to 10	$ 318	[8]
Class A-3 [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	0.92%	[2]
Dividend Expenses on Preferred Shares [Percent]	1.01%	[3],[4]
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.11%	[6]
Total Annual Expenses [Percent]	2.89%
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[7]
Net Expense over Assets [Percent]	2.88%	[4]
Class A-3 [Member] | Redeem Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 29	[8]
Expense Example, Years 1 to 3	89	[8]
Expense Example, Years 1 to 5	152	[8]
Expense Example, Years 1 to 10	$ 321	[8]
Class A-4 [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%
Management Fees [Percent]	0.92%	[2]
Dividend Expenses on Preferred Shares [Percent]	1.01%	[3],[4]
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.11%	[6]
Total Annual Expenses [Percent]	2.89%
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[7]
Net Expense over Assets [Percent]	2.88%	[4]
Class A-4 [Member] | Redeem Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 68	[8]
Expense Example, Years 1 to 3	117	[8]
Expense Example, Years 1 to 5	178	[8]
Expense Example, Years 1 to 10	342	[8]
Class A-4 [Member] | Not Redeem Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	58	[8]
Expense Example, Years 1 to 3	117	[8]
Expense Example, Years 1 to 5	178	[8]
Expense Example, Years 1 to 10	$ 342	[8]
Institutional Class Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Institutional Class Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,945,696	[9]
Class A-1 Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A-1 Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,248,486	[9]
Series 2054 RVMTP Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series 2054 RVMTP Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	250	[9]
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of Net Assets Attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]
Common Shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board after payment of preferential amounts payable to holders of Preferred Shares.

Security Voting Rights [Text Block]
Voting Rights.

Under the Act, Preferred Shares (including, without
limitation, the RVMTP Shares) are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this prospectus or the Statement of Additional Information, and except as otherwise required by applicable law, Preferred Shares vote together with Common Shareholders as a single class.
In addition, holders of Preferred Shares, including RVMTP Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees. The remaining trustees are elected by Common Shareholders and Preferred
Shareholders, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares voting as a separate class, are entitled to elect a majority of the Fund’s trustees until all dividends in arrears with respect to the Preferred Shares have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of
Preferred Shareholders is required, in addition to the single class vote of the holders of Preferred Shares and Common Shares.

Security Liquidation Rights [Text Block]
Liquidation Preference.

In the event of any voluntary or involuntary
liquidation, dissolution or winding up of the affairs of the Fund, holders of RVMTP Shares are entitled to receive a preferential liquidating distribution (equal to the original purchase price per share of $100,000 plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common
Shareholders.

[1]	While neither the Fund nor the Distributor impose an initial sales charge, if you buy Institutional Class, Class A-1 or Class A-3 Common Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[2]	Management fees include fees payable to the Investment Manager for advisory services and for supervisory, administrative and other services. The Fund pays for the advisory, supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified management fee”). Pursuant to an investment management agreement, PIMCO is paid a Management Fee of 0.75% of the Fund’s total managed assets. The Fund (and not PIMCO) is responsible for certain fees and expenses, which are reflected in the table above, that are not covered by the unified management fee under the investment management agreement. Please see “Management of the Fund - Investment Management Agreement” for an explanation of the unified management fee and definition of “total managed assets.”
[3]	“Dividend and Other Costs on Preferred Shares” reflect the Fund’s Preferred Shares in an amount representing approximately 18.30% of the Fund's total managed assets, at an estimated annual dividend cost to the Fund of 4.57% (based on estimated Preferred Share dividend rates as of December 31, 2025), and including the amortization of Preferred Share offering costs of $360,000 over the three-year term of the Preferred Shares. The actual dividend rate paid on any Preferred Shares issued by the Fund will vary over time in accordance with variations in market interest rates. See “Use of Leverage” and “Description of Capital Structure.” Dividend and Other Costs on Preferred Shares are borne directly by the Fund and will be reflected in the Fund's financial statements.
[4]	“Dividend and Other Costs on Preferred Shares” will be borne by the Fund separately from the management fees paid to PIMCO. Excluding such expenses, estimated Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.12%, 1.62%, 1.62%, 1.87% and 1.87% for Institutional Class, Class A-1, Class A-2, Class A-3 and Class A-4 shares, respectively.
[5]	Acquired Fund Fees and Expenses are based on the expense ratios of the other investment companies in which the Fund invests, which may change substantially over time and, therefore, significantly affect the Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[7]	PIMCO has contractually agreed, through May 2, 2027, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.10% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). Under the Expense Limitation Agreement, in any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the management fee reduced as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not (1) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata trustee fees or management fees exceed 0.10% of average daily net assets; (2) exceed the total Reimbursement Amount; or (3) include any amounts previously reimbursed to PIMCO. For the avoidance of doubt, any reimbursement of PIMCO’s management fee pursuant to the Expense Limitation Agreement plus any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustees’ fees will not exceed the lesser of (i) the expense limit in effect at the time of waiver or reimbursement and (ii) the expense limit in effect at the time of recoupment. This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Fund at least 30 days prior to the end of the then current term.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds, Dividend and Other Costs on Preferred Shares and Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Institutional Class, Class A-1, Class A-2, Class A-3 or Class A-4 Common Shares of the Fund, which are not reflected in the example.
[9]	The “Spread Adjustment” means, (i) for the period from the date of original issuance of the RVMTP Shares, January 12, 2024 to and including the date that is six months prior to the then current RVMTP Early Term Redemption Date (as defined below) (“Rate Period Termination Date”), 0%, and (ii) for the period after the Rate Period Termination Date, 2.00%.